First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Principal Amount ($)			Value
		ASSET-BACKED SECURITIES — 19.8%
		Arts SPV S.r.l.
13,500,000	[1]	10.551% (3-Month Euribor+855 basis points), 11/30/2041[2,3,4]	$15,902,933
30,000,000	[1]	10.551% (3-Month Euribor+855 basis points), 11/30/2041[2,3]	35,339,852
		Banco Santander, S.A.
13,760,146	[1]	Series 2024-1 CLN, 11.014% (3-Month Euribor+900 basis points), 6/20/2030[2,3]	16,533,571
852,721	[1]	Series 2021-1, Class CLN, 11.156% (3-Month Euribor+900 basis points), 8/15/2037[2,3,5]	1,007,515
2,706,217	[1]	Series 2023-1, 8.156% (3-Month Euribor+600 basis points), 8/15/2037[2,3]	3,156,031
9,000,000	[1]	Series Syntotta 5, 9.959% (3-Month Euribor+800 basis points), 12/27/2043[2,3]	10,808,694
2,842,746	[1]	Series Syntotta 4, 10.954% (3-Month Euribor+900 basis points), 5/2/2045[2,3]	3,383,903
4,927,694	[1]	BNP Paribas Series S1 MEZZ, 11.765% (3-Month Euribor+950 basis points), 10/12/2032[2,3]	5,848,335
4,050,996		BNP Paribas - Broadway Series 1, Class JNR, 12.333% (1-Month Term SOFR+800 basis points), 4/12/2031[2,3,5,6]	4,061,124
		Deutsche Bank AG
16,123,142		Series 2021-1X, Class CLN, 13.083% (3-Month Term SOFR+876 basis points), 2/21/2029[2,3,5,6]	16,195,696
9,500,000	[1]	Series 2025-1X, Class CLN, 11.791% (3-Month Euribor+950 basis points), 10/25/2035[2,3,5]	11,190,953
		Granville Ltd.
28,000,000		Series 25-1X, 10.890% (1-Month Term SOFR+650 basis points), 2/15/2030[2,3]	28,000,000
7,500,000		Series 2023-1X, Class E2, 14.079% (SOFR+0 basis points), 7/31/2031[2,3]	7,743,750
36,797,000	[1]	Gregory SPV S.R.L. Series 32XC, 9.725% (3-Month Euribor+775 basis points), 12/30/2045[2,3]	43,346,684
		Landesbank Baden-Wuerttemberg
11,502,470	[1]	Series LION-5 MEZ, 11.186% (3-Month Euribor+900 basis points), 7/31/2034[2,3]	13,456,358
21,008,859	[1]	Series LION-6 SNR, 9.630% (3-Month Euribor+765 basis points), 10/30/2036[2,3]	24,681,511
		Lloyds Bank PLC
7,172,743	[1]	Series 2023-1 Z, 15.086% (SONIA+1,088 basis points), 11/19/2029[2,3]	10,103,574
5,000,000	[1]	Series 2024-1 A, 8.715% (SONIA+450 basis points), 12/16/2030[2,3]	6,873,507
19,000,000	[1]	Series 2024-1 Z, 11.563% (SONIA+735 basis points), 12/16/2030[2,3]	26,178,270
10,000,000		Manitoulin USD Ltd. Series 2023-1X, 14.550% (SOFR+1,025 basis points), 11/1/2028[2,3]	9,383,000
15,072,889		Mespil Securities No.3 Designated Activity Company Series 2024-1, Class B, 13.900% (2-Month Term SOFR+950 basis points), 7/28/2032[2,3,6]	15,434,638
3,000,000	[1]	Nightingale Ltd. Series 2021-1 LF, 15.209% (SONIA+1,075 basis points), 4/1/2028[2,3]	4,118,051
		PYMES Magdalena
5,500,000	[1]	9.036% (3-Month Euribor+700 basis points), 12/31/2039[2,3]	6,478,973
42,500,000	[1]	Series 12, Class NOTE, 9.036% (3-Month Euribor+700 basis points), 12/31/2039[2,3,5]	50,064,790

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)			Value
		ASSET-BACKED SECURITIES (Continued)
7,505,838	[1]	Series 7, Class NOTE, 12.036% (3-Month Euribor+1,000 basis points), 12/23/2042[2,3,5]	$9,040,782
15,483,234	[1]	Series 11, Class NOTE, 8.736% (3-Month Euribor+650 basis points), 7/4/2054[2,3,5]	18,157,097
10,000,000		Santander Bank Auto Credit-Linked Notes Series Series 2023-A, Class F, 13.752%, 6/15/2033[5,7]	10,285,900
		Santander Consumer Finance, S.A.
34,032,069	[1]	Series 2023-1, Class B, 10.587% (3-Month CIBOR+850 basis points), 10/31/2033[2,3,5]	5,416,073
130,916,180	[1]	Series 2024-1, 8.815% (3-Month Term STIBOR+665 basis points), 12/25/2034[2,3]	13,747,659
282,969,000	[1]	8.663% (3-Month CIBOR+665 basis points), 6/25/2035[2,3]	44,676,024
33,135,000	[1]	8.663% (3-Month CIBOR+665 basis points), 6/25/2035[2,3,4]	5,231,457
		Santander UK PLC
6,067,643	[1]	Series 2023-2 F2, 15.459% (SONIA+1,100 basis points), 4/22/2033[2,3]	8,574,659
11,119,469	[1]	Series 2024-2 F, 14.950% (SONIA+0 basis points), 5/22/2034[2,3]	15,606,941
19,000,000		St. Lawrence Corp. Series 2023-1X, Class MEZZ, 14.040% (1-Month Term SOFR+975 basis points), 5/25/2033[2,3,5,6]	19,617,500
11,830,073		U.S. Bancorp Series 2025-SUP1, Class R, 11.805% (30-Day SOFR Average+750 basis points), 2/25/2032[3,5,7]	11,736,615
6,508,543	[1]	Vale Securities Finance Series 2023-1, Class B, 11.661% (3-Month Euribor+950 basis points), 7/28/2032[2,3,5]	7,728,445
		TOTAL ASSET-BACKED SECURITIES
		(Cost $508,120,967)	539,110,865
		BANK LOANS — 10.0%
		Accuray, Inc.
3,083,333		0.000%, Delay Draw (SOFR+800 basis points), 6/6/2030[4,8]	—
18,500,000		12.808%, Term Loan (30-Day SOFR Average+850 basis points), 6/5/2030[3,4]	17,802,397
2,885,810		Advantage Capital Holdings, LLC 8.000% Cash, 5.000% PIK, Term Loan, 4/14/2027[4,9,10]	2,698,232
7,350,000		C3 Rentals, LLC 12.324%, Term Loan, 4/22/2027[4,10]	7,386,750
7,500,000		CherCo, LLC 14.479%, Term Loan, 9/1/2025[4]	7,462,500
3,302,541		CIRE Alto OpCo, LLC 24.090%, Term Loan, 8/29/2025[4,10]	3,302,541
17,434,375		Connect America.com, LLC 9.799%, Term Loan, 12/31/2028[4,10]	17,085,688
		Craftmark Bakery Holdings, LLC
2,153,846		0.500%, Revolver (SOFR+525 basis points), 5/6/2031[4,8]	—
441,432		9.510%, Delay Draw (3-Month Term SOFR+525 basis points), 5/6/2031[3,4]	431,806
15,076,923		9.510%, Term Loan (3-Month Term SOFR+525 basis points), 5/6/2031[3,4]	14,748,167

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS (Continued)
	Fenix Topco, LLC
2,976,996	11.830%, Delay Draw, 4/2/2027[4,10,11]	$500,465
3,386,835	1.000%, Delay Draw, 3/28/2029[4,8]	—
8,647,930	13.550%, Term Loan, 3/28/2029[4,10]	8,345,252
20,374,013	Ipsen Group Holding GmbH 7.825% Cash, 7.000% PIK, Term Loan, 7/31/2029[4,9,10]	19,734,269
6,947,500	Leonard Valve Company, LLC 9.796%, Term Loan (3-Month Term SOFR+550 basis points), 9/30/2027[3,4]	6,947,500
6,391,359	Lucky Bucks Holdings, LLC 12.500%, Term Loan, 5/29/2028[4,12]	—
	Medical Technology Solutions, LLC
3,437,500	1.000%, Delay Draw (SOFR+525 basis points), 6/3/2032[4,8]	—
1,031,250	0.500%, Revolver (SOFR+525 basis points), 6/3/2032[4,8]	—
6,531,250	9.562%, Term Loan (30-Day SOFR Average+525 basis points), 6/3/2032[3,4]	6,415,234
	Minds + Assembly, LLC
17,212,982	10.049%, Term Loan, 10/28/2026[3,4,10]	17,135,523
950,521	0.500%, Revolver, 5/3/2029[4,8]	—
38,000,000	Nephorn Pharmaceuticals Corp. 13.525%, Term Loan, 1/31/2028[4,10]	37,810,000
	NMA Holdings, LLC
8,428,235	9.563%, Term Loan, 1/2/2028[4,10]	8,318,668
1,411,765	0.500%, Revolver, 12/18/2030[4,8]	—
2,117,647	1.000%, Delay Draw, 12/18/2030[4,8]	—
24,536,862	Progress Lighting, LLC 14.269%, Term Loan, 9/18/2029[4,10]	24,021,588
	Riccobene Associates
7,242,361	9.327%, Term Loan, 11/12/2027[4,10]	7,144,589
605,767	9.314%, Delay Draw, 1/10/2028[4,10,11]	607,350
744,249	0.500%, Revolver, 10/31/2030[4,8]	—
24,128,571	Shryne Group, Inc. 16.000% Cash, 1.000% PIK, Term Loan, 5/26/2026[4,9,10]	24,249,214
	Steward Health Care System, LLC
12,337,057	14.436%, Term Loan, 7/16/2025[4,10]	12,337,057
4,210,772	0.000% Cash, 15.180% PIK, Bridge, 5/28/2026[4,10,13]	4,210,772
	Summit Spine & Joint Centers
2,021,144	9.298%, Revolver, 3/18/2028[4,10,11]	119,314
13,402,976	11.500%, Term Loan, 3/18/2028[4,10]	13,186,986
4,042,288	1.000%, Delay Draw, 3/25/2031[4,8]	—

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	BANK LOANS (Continued)
	Wellbore Integrity Solutions, LLC
1,299,276	11.654%, Term Loan, 9/1/2025[4,10]	$1,312,269
2,103,236	14.669%, Term Loan, 9/1/2025[4,10]	2,113,752
5,489,187	West Side Holdco, LLC 13.324%, Term Loan, 9/3/2027[4,10]	5,708,754
	TOTAL BANK LOANS
	(Cost $275,767,941)	271,136,637

Number of Shares
	CLOSED-END FUNDS — 9.1%
886,904	Cliffwater Corporate Lending Fund - Class I	9,596,305
7,333,978	Cliffwater Enhanced Lending Fund - Class I	81,847,189
3,136,671	Opportunistic Credit Interval Fund - Class I14	36,416,751
1,429,046	Palmer Square Capital BDC, Inc.[14]	19,949,482
3,263,285	Pomona Investment Fund LP15	52,637,111
788,745	StepStone Private Markets - Class I	46,362,424
	TOTAL CLOSED-END FUNDS
	(Cost $226,406,363)	246,809,262

Principal Amount ($)
	COLLATERALIZED LOAN OBLIGATIONS — 17.9%
500,000	720 East CLO Ltd. Series 2023-IA, Class DR, 8.280% (3-Month Term SOFR+400 basis points), 4/15/2038[3,5,6,7]	510,370
1,000,000	Annisa CLO Ltd. Series 2016-2A, Class DRR, 7.069% (3-Month Term SOFR+280 basis points), 7/20/2031[3,5,6,7]	1,002,112
	Apidos CLO Ltd.
1,500,000	Series 2017-28A, Class C, 7.031% (3-Month Term SOFR+276 basis points), 1/20/2031[3,5,6,7]	1,505,534
1,829,000	Series 2013-15A, Class ERR, 10.231% (3-Month Term SOFR+596 basis points), 4/20/2031[3,5,6,7]	1,836,873
1,000,000	Series 2015-20A, Class DR, 10.222% (3-Month Term SOFR+596 basis points), 7/16/2031[3,5,6,7]	1,002,150
1,500,000	Series 2015-23A, Class DRR, 6.856% (3-Month Term SOFR+260 basis points), 4/15/2033[3,5,6,7]	1,483,868
1,000,000	Series 2023-45A, Class E, 12.683% (3-Month Term SOFR+840 basis points), 4/26/2036[3,5,6,7]	1,000,000
	Ares CLO Ltd.
1,000,000	Series 2018-47A, Class D, 7.218% (3-Month Term SOFR+296 basis points), 4/15/2030[3,5,6,7]	1,001,821

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
850,000	Series 2018-50A, Class D, 7.418% (3-Month Term SOFR+316 basis points), 1/15/2032[3,5,6,7]	$851,169
1,750,000	Series 2016-39A, Class AR3, 5.689% (3-Month Term SOFR+142 basis points), 7/18/2037[3,5,6,7]	1,757,877
	Bain Capital Credit CLO Ltd.
1,000,000	Series 2023-1A, Class A1R, 5.725% (3-Month Term SOFR+140 basis points), 7/16/2038[3,5,6,7]	1,003,168
1,000,000	Series 2023-1A, Class D1R, 7.525% (3-Month Term SOFR+320 basis points), 7/16/2038[3,5,6,7]	1,001,463
1,000,000	Series 2023-1A, Class D2R, 8.275% (3-Month Term SOFR+395 basis points), 7/16/2038[3,5,6,7]	1,001,445
	Barings CLO Ltd.
1,000,000	Series 2023-1A, Class D1R, 7.726% (3-Month Term SOFR+340 basis points), 4/20/2038[3,5,6,7]	999,698
500,000	Series 2023-1A, Class D2R, 9.326% (3-Month Term SOFR+500 basis points), 4/20/2038[3,5,6,7]	499,935
1,000,000	Battalion CLO Ltd. Series 2020-15A, Class BR, 5.780% (3-Month Term SOFR+150 basis points), 1/17/2033[3,5,6,7]	999,500
1,500,000	Bean Creek CLO Ltd. Series 2015-1A, Class DR, 7.281% (3-Month Term SOFR+301 basis points), 4/20/2031[3,5,6,7]	1,508,749
	Benefit Street Partners CLO Ltd.
500,000	Series 2015-8A, Class DR, 10.131% (3-Month Term SOFR+586 basis points), 1/20/2031[3,5,6,7]	490,656
1,000,000	Series 2021-23A, Class E, 11.353% (3-Month Term SOFR+707 basis points), 4/25/2034[3,5,6,7]	1,008,278
1,000,000	Series 2019-17A, Class D1R2, 7.406% (3-Month Term SOFR+315 basis points), 10/15/2037[3,5,6,7]	1,005,168
1,000,000	Series 2024-36A, Class D1, 7.364% (3-Month Term SOFR+295 basis points), 1/25/2038[3,5,6,7]	1,002,627
1,000,000	Series 2024-37A, Class A, 5.698% (3-Month Term SOFR+135 basis points), 1/25/2038[3,5,6,7]	1,004,443
4,000,000	BFNS, LLC Series 2022-1A, Class C, 7.000%, 7/10/2035[3,5,6,7]	3,452,894
1,000,000	BlueMountain CLO Ltd. Series 2020-30A, Class DR, 7.556% (3-Month Term SOFR+330 basis points), 4/15/2035[3,5,6,7]	1,001,255
	Bryant Park Funding Ltd.
750,000	Series 2023-21A, Class E, 12.739% (3-Month Term SOFR+847 basis points), 10/18/2036[3,5,6,7]	761,783
750,000	Series 2021-17RA, Class ER, 11.199% (3-Month Term SOFR+693 basis points), 1/20/2038[3,5,6,7]	755,856

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
875,000	Series 2023-20A, Class DR, 7.725% (3-Month Term SOFR+340 basis points), 4/15/2038[3,5,6,7]	$879,160
1,000,000	Carbone CLO Ltd. Series 2017-1A, Class C, 7.131% (3-Month Term SOFR+286 basis points), 1/20/2031[3,5,6,7]	1,001,250
	Carlyle Global Market Strategies CLO Ltd.
2,305,000	Series 2014-4RA, Class C, 7.418% (3-Month Term SOFR+316 basis points), 7/15/2030[3,5,6,7]	2,313,920
1,000,000	Series 2014-3RA, Class C, 7.494% (3-Month Term SOFR+321 basis points), 7/27/2031[3,5,6,7]	1,004,306
1,250,000	Series 2012-4A, Class DR3, 7.772% (3-Month Term SOFR+350 basis points), 4/22/2032[3,5,6,7]	1,253,177
1,000,000	Series 2015-4A, Class CR, 8.231% (3-Month Term SOFR+396 basis points), 7/20/2032[3,5,6,7]	999,754
500,000	Carlyle U.S. CLO Ltd. Series 2021-9A, Class E, 11.161% (3-Month Term SOFR+689 basis points), 10/20/2034[3,5,6,7]	499,763
520,000	Catamaran CLO Ltd. Series 2018-1A, Class D, 8.193% (3-Month Term SOFR+391 basis points), 10/25/2031[3,5,6,7]	513,462
	Cedar Funding CLO Ltd.
1,000,000	Series 2018-7A, Class DR, 7.019% (3-Month Term SOFR+275 basis points), 1/20/2031[3,5,6,7]	1,002,727
1,000,000	Series 2014-4A, Class AR3, 5.619% (3-Month Term SOFR+134 basis points), 1/23/2038[3,5,6,7]	1,004,068
	CIFC Funding Ltd.
1,000,000	Series 2018-3A, Class D, 7.381% (3-Month Term SOFR+311 basis points), 7/18/2031[3,5,6,7]	1,003,064
1,000,000	Series 2018-2A, Class D1R, 7.319% (3-Month Term SOFR+305 basis points), 10/20/2037[3,5,6,7]	1,000,008
750,000	Crestline Denali CLO Ltd. Series 2018-1A, Class D, 7.768% (3-Month Term SOFR+351 basis points), 10/15/2031[3,5,6,7]	747,805
2,000,000	Deerpath Capital CLO Ltd. Series 2020-1A, Class DR, 10.670% (3-Month Term SOFR+639 basis points), 4/17/2034[3,5,6,7]	2,019,324
1,000,000	Dewolf Park CLO Ltd. Series 2017-1A, Class DR, 7.368% (3-Month Term SOFR+311 basis points), 10/15/2030[3,5,6,7]	1,002,258
	Dryden Senior Loan Fund
750,000	Series 2013-30A, Class DR, 7.188% (3-Month Term SOFR+286 basis points), 11/15/2028[3,5,6,7]	751,921
1,500,000	Series 2013-26A, Class DR, 7.218% (3-Month Term SOFR+296 basis points), 4/15/2029[3,5,6,7]	1,504,930

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
750,000	Series 2017-54A, Class D, 7.631% (3-Month Term SOFR+336 basis points), 10/19/2029[3,5,6,7]	$750,082
1,270,000	Series 2017-49A, Class DR, 7.931% (3-Month Term SOFR+366 basis points), 7/18/2030[3,5,6,7]	1,272,795
750,000	Series 2016-45A, Class DRR, 7.306% (3-Month Term SOFR+305 basis points), 10/15/2030[3,5,6,7]	746,439
1,000,000	Series 2020-86A, Class A1R, 5.641% (3-Month Term SOFR+136 basis points), 7/17/2034[3,5,6,7]	1,001,714
653,386	Elevation CLO Ltd. Series 2018-10A, Class AR, 5.189% (3-Month Term SOFR+92 basis points), 10/20/2031[3,5,6,7]	653,187
	Elmwood CLO Ltd.
500,000	Series 2021-2A, Class D2R, 8.072% (3-Month Term SOFR+375 basis points), 4/20/2038[3,5,6,7]	499,720
1,000,000	Series 2021-3A, Class AR2, 5.557% (3-Month Term SOFR+130 basis points), 7/20/2038[3,5,6,7]	1,000,000
1,250,000	Series 2021-3A, Class DR2, 7.308% (3-Month Term SOFR+305 basis points), 7/20/2038[3,5,6,7]	1,250,000
1,000,000	Series 2021-3A, Class ER2, 10.208% (3-Month Term SOFR+595 basis points), 7/20/2038[3,5,6,7]	1,000,000
1,000,000	Empower CLO Ltd. Series 2025-1A, Class D2, 8.827% (3-Month Term SOFR+450 basis points), 7/20/2038[3,5,6,7]	1,005,612
	Flatiron CLO Ltd.
1,000,000	Series 2023-2A, Class D, 9.106% (3-Month Term SOFR+485 basis points), 1/15/2037[3,5,6,7]	1,016,123
1,000,000	Series 2023-2A, Class E, 12.086% (3-Month Term SOFR+783 basis points), 1/15/2037[3,5,6,7]	1,016,293
2,500,000	Fortress Credit Opportunities CLO, LLC Series 2022-19A, Class ER, 12.256% (3-Month Term SOFR+800 basis points), 10/15/2036[3,5,7]	2,565,775
1,000,000	Galaxy CLO Ltd. Series 2015-21A, Class DR, 7.181% (3-Month Term SOFR+291 basis points), 4/20/2031[3,5,6,7]	1,002,209
1,000,000	Generate CLO Ltd. Series 2023-12A, Class E, 12.672% (3-Month Term SOFR+840 basis points), 7/20/2036[3,5,6,7]	1,008,610
1,000,000	Goldentree Loan Management U.S. CLO Ltd. Series 2019-5A, Class DRR, 7.069% (3-Month Term SOFR+280 basis points), 10/20/2032[3,5,6,7]	1,004,972
1,500,000	Harbor Park CLO Ltd. Series 2018-1A, Class D, 7.431% (3-Month Term SOFR+316 basis points), 1/20/2031[3,5,6,7]	1,503,671

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Invesco U.S. CLO Ltd.
1,000,000	Series 2023-3A, Class E, 12.416% (3-Month Term SOFR+816 basis points), 7/15/2036[3,5,6,7]	$1,008,512
500,000	Series 2025-1A, Class E, 10.281% (3-Month Term SOFR+600 basis points), 7/15/2038[3,5,6,7]	500,000
1,200,000	Madison Park Funding Ltd. Series 2019-34A, Class D1RR, 7.611% (3-Month Term SOFR+335 basis points), 10/16/2037[3,5,6,7]	1,209,900
	Magnetite CLO Ltd.
1,000,000	Series 2018-20A, Class E, 9.881% (3-Month Term SOFR+561 basis points), 4/20/2031[3,5,6,7]	1,005,792
1,500,000	Series 2022-35A, Class ER, 11.532% (3-Month Term SOFR+725 basis points), 10/25/2036[3,5,6,7]	1,515,640
2,000,000	Series 2020-26A, Class D1R2, 6.258% (3-Month Term SOFR+250 basis points), 1/25/2038[3,5,6,7]	1,993,143
7,000,000	MCF CLO Ltd. Series 2018-1A, Class SUB, 15.000%, 4/18/2036[5,6,7,10]	4,517,648
	Menlo CLO Ltd.
1,000,000	Series 2024-1A, Class D1, 7.519% (3-Month Term SOFR+325 basis points), 1/20/2038[3,5,6,7]	1,006,004
1,000,000	Series 2025-2A, Class D1, 7.627% (3-Month Term SOFR+330 basis points), 4/20/2038[3,5,6,7]	999,684
	Morgan Stanley Eaton Vance CLO Ltd.
1,000,000	Series 2022-18A, Class D1R, 7.369% (3-Month Term SOFR+310 basis points), 10/20/2037[3,5,6,7]	1,000,049
1,000,000	Series 2023-19A, Class D1R, 7.307% (3-Month Term SOFR+300 basis points), 7/15/2038[3,5,6,7]	1,001,564
1,000,000	Series 2023-19A, Class D2R, 8.807% (3-Month Term SOFR+450 basis points), 7/15/2038[3,5,6,7]	1,001,667
16,084,782	Mount Logan Funding LP Series 2018-1A, Class SUBR, 13.635%, 1/22/2033[5,6,7,10]	7,500,797
1,000,000	Mountain View CLO Ltd. Series 2019-2A, Class DR, 8.856% (3-Month Term SOFR+460 basis points), 7/15/2037[3,5,6,7]	1,004,903
	Neuberger Berman CLO Ltd.
1,000,000	Series 2016-22A, Class ER2, 11.110% (3-Month Term SOFR+683 basis points), 4/15/2038[3,5,6,7]	1,019,886
1,000,000	Series 2017-16SA, Class A1R2, 5.490% (3-Month Term SOFR+118 basis points), 4/15/2039[3,5,6,7]	999,761
	Neuberger Berman Loan Advisers CLO Ltd.
1,920,000	0.000%, 6/24/2028[4]	1,920,000
8,000,000	Series 2025-60A, Class SUB, 0.000%, 4/22/2039[5,6,7,10]	7,086,952
15,620,000	Series 2025-61A, Class SUB, 0.000%, 7/17/2039[5,6,7,10]	13,820,217

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)			Value
		COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000		New Mountain CLO Ltd. Series CLO-1A, Class DRR, 7.106% (3-Month Term SOFR+285 basis points), 1/15/2038[3,5,6,7]	$1,002,877
1,000,000		Newark BSL CLO Ltd. Series 2017-1A, Class CR, 7.693% (3-Month Term SOFR+341 basis points), 7/25/2030[3,5,6,7]	998,004
11,969,371		NXT Capital CLO, LLC Series 2026-1, 0.000%, 6/24/2028[4]	12,002,696
		Oaktree CLO Ltd.
1,000,000		Series 2022-1A, Class ERR, 7.445% (3-Month Term SOFR+600 basis points), 7/15/2038[3,5,6,7]	1,000,000
1,000,000		Series 2022-1A, Class DRR, 10.345% (3-Month Term SOFR+310 basis points), 7/15/2038[3,5,6,7]	1,000,000
700,000		OCP CLO Ltd. Series 2014-5A, Class DR, 10.244% (3-Month Term SOFR+596 basis points), 4/26/2031[3,5,6,7]	686,643
		Octagon Investment Partners Ltd.
1,000,000		Series 2014-1A, Class DRR, 7.284% (3-Month Term SOFR+301 basis points), 1/22/2030[3,5,6,7]	1,002,781
1,550,000		Series 2013-1A, Class DR2, 7.043% (3-Month Term SOFR+276 basis points), 1/25/2031[3,5,6,7]	1,556,040
		OZLM Ltd.
1,000,000		Series 2014-6A, Class CT, 7.180% (3-Month Term SOFR+290 basis points), 4/17/2031[3,5,6,7]	1,002,211
1,250,000		Series 2014-6A, Class DS, 10.591% (3-Month Term SOFR+631 basis points), 4/17/2031[3,5,6,7]	1,164,947
		Palmer Square European Loan Funding
2,975,000	[1]	Series 2022-1X, Class SUB, 0.000%, 10/15/2031[5,10,14]	2,098,200
4,000,000	[1]	Series 2022-2X, Class SUB, 0.000%, 10/15/2031[5,10,14]	147,956
4,000,000	[1]	Series 2022-3X, Class SUB, 0.000%, 4/12/2032[4,5,10,14]	—
7,100,000	[1]	Series 2023-1A, Class SUB, 0.000%, 11/15/2032[5,7,10,14]	—
8,325,000	[1]	Series 2023-2X, Class SUB, 15.000%, 1/15/2033[5,10,14]	8,790,235
8,200,000	[1]	Series 2023-3X, Class SUB, 15.000%, 5/15/2033[5,10,14]	8,335,736
10,575,000	[1]	Series 2024-1X, Class SUB, 15.000%, 8/15/2033[5,10,14]	9,940,967
14,550,000	[1]	Series 2024-2X, Class SUB, 15.000%, 5/15/2034[5,10,14]	14,574,560
8,150,000	[1]	Series 2024-3A, Class SUB, 15.000%, 5/15/2034[5,7,10,14]	9,292,231
6,200,000	[1]	Series 2025-1X, Class SUB, 8.236%, 10/15/2034[5,10,14]	7,317,022
8,050,000	[1]	Series 2025-2X, Class SUB, 0.000%, 2/15/2035[5,10,14]	9,482,860
2,500,000	[1]	Series 2021-2X, Class SUB, 0.000%, 4/15/2035[5,10,14]	1,813,986
11,000,000	[1]	Series 2023-2X, Class SUB, 13.500%, 10/15/2036[5,10,14]	8,584,172
14,000,000	[1]	Series 2024-1X, Class SUB, 15.000%, 5/15/2037[5,10,14]	14,116,400
4,500,000	[1]	Series 2024-2X, Class F, 10.519% (3-Month Euribor+824 basis points), 10/15/2037[3,5,14]	5,231,271

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)			Value
		COLLATERALIZED LOAN OBLIGATIONS (Continued)
9,425,000	[1]	Series 2024-2X, Class SUB, 15.000%, 10/15/2037[5,10,14]	$9,894,640
1,700,000	[1]	Series 2023-1X, Class FR, 10.549% (3-Month Euribor+827 basis points), 1/15/2038[3,5,14]	1,937,836
10,000,000	[1]	Series 2023-1X, Class SUB, 15.000%, 1/15/2038[5,10,14]	7,989,492
10,000,000	[1]	Series 2025-2X, Class SUB, 0.000%, 7/15/2038[5,10,14]	11,190,953
4,000,000	[1]	Series 2025-2X, Class F, 10.196% (3-Month Euribor+817 basis points), 7/15/2038[3,5,14]	4,617,741
6,500,000	[1]	Series 2025-1X, Class SUB, 15.000%, 10/15/2039[5,10,14]	6,599,847
		Palmer Square Loan Funding Ltd.
1,250,000		Series 2020-1A, Class SUB, 0.000%, 2/20/2028[4,5,6,7,10,14]	—
2,250,000		Series 2020-4A, Class SUB, 0.000%, 11/25/2028[4,5,6,7,10,14]	—
1,250,000		Series 2021-1A, Class SUB, 0.000%, 4/20/2029[5,6,7,10,14]	—
2,150,000		Series 2021-2A, Class SUB, 0.000%, 5/20/2029[5,6,7,10,14]	137,427
1,500,000		Series 2021-3A, Class SUB, 0.000%, 7/20/2029[5,6,7,10,14]	318,000
3,100,000		Series 2021-4A, Class SUB, 15.000%, 10/15/2029[5,6,7,10,14]	1,770,863
5,235,000		Series 2022-1A, Class SUB, 15.000%, 4/15/2030[5,6,7,10,14]	2,648,499
6,000,000		Series 2022-2A, Class SUB, 15.000%, 10/15/2030[5,6,7,10,14]	3,887,374
1,250,000		Series 2022-5I, Class SUB, 0.000%, 1/15/2031[4,5,6,10,14]	—
6,250,000		Series 2022-3A, Class SUB, 9.350%, 4/15/2031[5,6,7,10,14]	5,096,664
4,675,000		Series 2023-1A, Class SUB, 0.000%, 7/20/2031[5,6,7,10,14]	—
8,050,000		Series 2022-4A, Class SUB, 12.500%, 7/24/2031[5,6,7,10,14]	6,452,563
6,600,000		Series 2023-2A, Class SUB, 14.000%, 1/25/2032[5,6,7,10,14]	5,513,851
16,250,000		Series 2024-3A, Class SUB, 15.000%, 8/8/2032[5,6,7,10,14,16]	12,837,547
750,000		Series 2024-1A, Class E, 10.826% (3-Month Term SOFR+657 basis points), 10/15/2032[3,5,6,7,14]	724,561
8,000,000		Series 2024-1A, Class SUB, 15.000%, 10/15/2032[5,6,7,10,14]	6,328,030
17,500,000		Series 2024-2A, Class SUB, 15.000%, 1/15/2033[5,6,7,10,14]	14,688,030
18,800,000		Series 2025-1A, Class SUB, 0.000%, 2/15/2033[5,6,7,10,14]	18,888,119
8,000,000		Series 2023-3A, Class SUB, 8.020%, 1/20/2037[5,6,7,10,14]	7,855,014
13,760,000		Series 2024-1A, Class SUB, 10.571%, 4/15/2037[5,6,7,10,14]	12,999,179
11,000,000		Series 2024-2A, Class SUB, 14.000%, 7/20/2037[5,6,7,10,14]	9,039,914
6,500,000		Series 2024-3A, Class SUB, 14.000%, 7/20/2037[5,6,7,10,14]	6,058,346
12,750,000		Series 2023-4A, Class SUB, 15.000%, 10/20/2037[5,6,7,10,14]	12,318,586
14,000,000		Series 2024-4A, Class SUB, 15.000%, 1/15/2038[5,6,7,10,14]	13,439,647
4,000,000		Series 2023-1A, Class SUB, 15.000%, 1/20/2038[5,6,7,10,14]	3,891,927
11,500,000		Series 2025-1A, Class SUB, 15.000%, 4/20/2038[5,6,7,10,14]	11,033,769
9,500,000		Series 2023-2A, Class SUB, 15.000%, 7/20/2038[5,6,7,10,14]	8,438,307
8,450,000		Series 2025-2A, Class SUB, 0.000%, 7/20/2038[5,6,7,10,14]	8,478,523
		Post CLO Ltd.
650,000		Series 2021-1A, Class DR, 7.256% (3-Month Term SOFR+300 basis points), 10/15/2034[3,5,6,7]	648,411
1,000,000		Series 2023-1A, Class D, 9.522% (3-Month Term SOFR+525 basis points), 4/20/2036[3,5,6,7]	1,004,408

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2024-1A, Class E, 11.069% (3-Month Term SOFR+680 basis points), 4/20/2037[3,5,6,7]	$1,014,907
1,000,000	Rad CLO Ltd. Series 2021-15A, Class A1AR, 5.700% (3-Month Term SOFR+136 basis points), 7/20/2040[3,5,6,7]	1,000,000
	Regatta Funding Ltd.
1,000,000	Series 2019-2A, Class ER, 11.356% (3-Month Term SOFR+710 basis points), 1/15/2033[3,5,6,7]	1,007,682
1,500,000	Series 2016-1A, Class A1R2, 5.731% (3-Month Term SOFR+141 basis points), 6/20/2034[3,5,6,7]	1,502,884
1,000,000	Series 2023-2A, Class D, 9.532% (3-Month Term SOFR+525 basis points), 1/25/2037[3,5,6,7]	1,005,619
1,000,000	Series 2017-1A, Class D1R, 7.980% (3-Month Term SOFR+370 basis points), 4/17/2037[3,5,6,7]	1,011,149
1,000,000	Series 2021-3A, Class D1R, 7.356% (3-Month Term SOFR+310 basis points), 10/15/2037[3,5,6,7]	1,005,169
750,000	Sculptor CLO Ltd. Series 30A, Class ER, 11.087% (3-Month Term SOFR+682 basis points), 7/20/2038[3,5,6,7]	735,000
	Silver Point CLO Ltd.
2,000,000	Series 2025-9A, Class A1, 5.808% (3-Month Term SOFR+152 basis points), 3/31/2038[3,5,6,7]	2,008,961
1,000,000	Series 2023-2A, Class D1R, 7.419% (3-Month Term SOFR+315 basis points), 4/20/2038[3,5,6,7]	1,000,016
2,325,000	Sixth Street CLO Ltd. Series 2023-22A, Class D1R, 6.919% (3-Month Term SOFR+265 basis points), 4/21/2038[3,5,6,7]	2,323,589
987,242	Symphony CLO Ltd. Series 2019-21A, Class AR2, 5.156% (3-Month Term SOFR+90 basis points), 7/15/2032[3,5,6,7]	985,188
	THL Credit Wind River CLO Ltd.
750,000	Series 2015-1A, Class ER, 10.331% (3-Month Term SOFR+606 basis points), 10/20/2030[3,5,6,7]	741,493
795,598	Series 2019-3A, Class AR2, 5.316% (3-Month Term SOFR+106 basis points), 4/15/2031[3,5,6,7]	795,990
	Trestles CLO Ltd.
1,000,000	Series 2025-8A, Class D1, 7.297% (3-Month Term SOFR+300 basis points), 6/11/2035[3,5,6,7]	1,000,743
1,500,000	Series 2023-6A, Class A1R, 5.454% (3-Month Term SOFR+118 basis points), 4/25/2038[3,5,6,7]	1,498,302
	Trinitas CLO Ltd.
1,500,000	Series 2025-34A, Class D1, 8.327% (3-Month Term SOFR+400 basis points), 4/22/2038[3,5,6,7]	1,521,144

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
750,000	Series 2025-34A, Class E, 11.487% (3-Month Term SOFR+716 basis points), 4/22/2038[3,5,6,7]	$772,489
881,599	Venture CLO Ltd. Series 2019-38A, Class ARR, 5.280% (3-Month Term SOFR+100 basis points), 7/30/2032[3,5,6,7]	879,687
1,000,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 7.119% (3-Month Term SOFR+285 basis points), 7/20/2032[3,5,6,7]	997,906
	Voya CLO Ltd.
500,000	Series 2013-1A, Class CR, 7.468% (3-Month Term SOFR+321 basis points), 10/15/2030[3,5,6,7]	502,012
2,000,000	Series 2014-1A, Class CR2, 7.331% (3-Month Term SOFR+306 basis points), 4/18/2031[3,5,6,7]	2,009,573
1,000,000	Series 2018-2A, Class D, 7.268% (3-Month Term SOFR+301 basis points), 7/15/2031[3,5,6,7]	991,861
1,250,500	Series 2019-2A, Class D, 8.231% (3-Month Term SOFR+396 basis points), 7/20/2032[3,5,6,7]	1,255,328
1,000,000	Series 2019-1A, Class D1RR, 7.306% (3-Month Term SOFR+305 basis points), 10/15/2037[3,5,6,7]	1,008,129
1,000,000	Series 2020-3A, Class ARR, 5.519% (3-Month Term SOFR+125 basis points), 1/20/2038[3,5,6,7]	1,000,711
1,000,000	Whitebox CLO Ltd. Series 2023-4A, Class D1R, 8.185% (3-Month Term SOFR+390 basis points), 4/20/2036[3,5,6,7]	1,000,793
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $514,699,187)	484,805,098
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
270,024	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 0.279%, 2/25/2035[5,10,17]	3
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $0)	3

Number of Shares
	COMMON STOCKS — 3.1%
	COMMUNICATIONS — 0.0%
9,923	TEGNA, Inc.[16]	166,309
	CONSUMER NON-CYCLICAL — 0.2%
43,669	Olinda SAS[4]	6,437,178
	CONSUMER STAPLES — 0.1%
23,798	Misfits Market, Inc.[4]	880,621
2,000,000	Progress Lighting, LLC[4,18]	1,594,000
		2,474,621

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ENERGY — 0.0%
216	Hess Corp.[16]	$29,925
	FINANCIALS — 0.7%
35,000	AA Mission Acquisition Corp. - Class A*	364,700
110	AIP Capital, LLC[18]	44,982
188,986	Airwallex ESOP Ltd.[4]	2,743,510
35,000	Andretti Acquisition Corp. II - Class A*	363,300
29,085	Ares Acquisition Corp. II - Class A*	329,533
126,020	Black Hawk Acquisition Corp.[4,6]	1,339,593
20,000	Bleichroeder Acquisition Corp. I - Class A*	206,600
31,500	Cayson Acquisition Corp.*	325,080
33,486	Centurion Acquisition Corp. - Class A*	354,282
35,000	Charlton Aria Acquisition Corp. - Class A*	359,800
35,000	DT Cloud Star Acquisition Corp.*	363,650
25,000	Dynamix Corp. - Class A*	254,750
39,999	EQV Ventures Acquisition Corp. - Class A*	420,389
15,490	Eureka Acquisition Corp.[6]	160,786
29,513	Flag Ship Acquisition Corp.*	310,772
35,000	Future Vision II Acquisition Corp.*,6	364,350
20,000	GigCapital7 Corp. - Class A*	207,000
60,098	GP Act III Acquisition Corp. - Class A*	634,034
25,000	Graf Global Corp. - Class A*	261,500
20,342	Haymaker Acquisition Corp. IV - Class A*	225,796
20,000	HCM II Acquisition Corp. - Class A*	222,000
47,773	IB Acquisition Corp.*	495,884
162,277	Iron Horse Acquisitions Corp.[4]	1,752,592
1,748	Kairous Acquisition Corp. Ltd.*,6	22,234
20,000	Launch One Acquisition Corp. - Class A*	208,300
35,000	Launch Two Acquisition Corp. - Class A*	364,700
117,246	Legato Merger Corp. III*	1,252,187
28,344	Lionheart Holdings - Class A*	298,746
75,000	M3-Brigade Acquisition V Corp. - Class A*	846,750
29,900	Melar Acquisition Corp. I - Class A*	313,950
45,622	Nabors Energy Transition Corp. II - Class A*	506,404
5	Phoenix Aviation Capital, LLC[18]	499,950
13,377	RF Acquisition Corp. II*,6	141,662
35,000	Rising Dragon Acquisition Corp.*,6	360,500
19,998	Silverbox Corp. IV - Class A*	219,178
20,000	SIM Acquisition Corp. I - Class A*	208,600
11,894	Spark I Acquisition Corp.*	129,645
27,573	Trailblazer Merger Corp. I*	322,880
35,000	Vine Hill Capital Investment Corp. - Class A*	364,350

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
65,000	Voyager Acquisition Corp. - Class A*	$674,050
35,000	YHN Acquisition I Ltd.*,6	361,550
		19,200,519
	HEALTH CARE — 0.1%
6,404	Amedisys, Inc.*,16	630,090
1	Nephorn Pharmaceuticals Corp.*,4,18	638,123
		1,268,213
	TECHNOLOGY — 2.0%
110	ANSYS, Inc.*,16	38,634
536,749	Chime Financial, Inc. - Class A*	18,523,208
31,979	Epic Games, Inc.[4]	17,769,131
992	Juniper Networks, Inc.[16]	39,611
30,303	Mercury Technologies, Inc.[4]	4,015,147
786	Raisin SE4	10,824,199
24,155	Workrise Technologies, Inc.[4]	3,143,532
		54,353,462
	TOTAL COMMON STOCKS
	(Cost $71,438,758)	83,930,227

Principal Amount ($)
	CORPORATE BONDS — 2.0%
	FINANCIALS — 2.0%
500,000	Bain Capital Specialty Finance, Inc. 5.950%, 3/15/2030[5]	494,806
4,500,000	Barings BDC, Inc. 7.000%, 2/15/2029[5]	4,640,661
5,000,000	BlackRock TCP Capital Corp. 6.950%, 5/30/2029[5]	5,153,900
3,000,000	Blue Owl Capital Corp. 3.750%, 7/22/2025[5,16]	2,997,708
1,000,000	Blue Owl Capital Corp. II 8.450%, 11/15/2026[5]	1,039,151
2,000,000	Blue Owl Capital Corp. III 3.125%, 4/13/2027[5]	1,931,756
1,000,000	Blue Owl Credit Income Corp. 7.950%, 6/13/2028[5]	1,069,531
	Blue Owl Technology Finance Corp.
1,000,000	4.750%, 12/15/2025[5,7]	997,548
4,500,000	6.100%, 3/15/2028[5,7]	4,523,175
3,500,000	6.750%, 4/4/2029[5]	3,569,171

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Principal Amount ($)		Value
	FINANCIALS (Continued)
40,000	Capital Southwest Corp. 3.375%, 10/1/2026[5]	$38,704
1,200,000	Carlyle Secured Lending, Inc. 6.750%, 2/18/2030[5]	1,226,986
	Franklin BSP Capital Corp.
150,000	3.250%, 3/30/2026[5]	147,018
4,500,000	7.200%, 6/15/2029[5]	4,657,171
2,000,000	FS KKR Capital Corp. 2.625%, 1/15/2027[5]	1,918,394
1,000,000	Golub Capital BDC, Inc. 2.050%, 2/15/2027[5]	953,977
2,000,000	Golub Capital Private Credit Fund 5.800%, 9/12/2029[5]	1,998,502
605,000	MidCap Financial Investment Corp. 4.500%, 7/16/2026[5]	592,426
4,000,000	New Mountain Finance Corp. 6.875%, 2/1/2029[5]	4,075,908
2,700,000	North Haven Private Income Fund, LLC 5.750%, 2/1/2030[5]	2,690,159
	Oaktree Specialty Lending Corp.
1,000,000	2.700%, 1/15/2027[5]	958,911
3,000,000	7.100%, 2/15/2029[5]	3,090,036
4,189,000	PennantPark Investment Corp. 4.000%, 11/1/2026[5]	4,046,909
1,000,000	Trinity Capital, Inc. 4.375%, 8/24/2026[5]	970,404
		53,782,912
	TOTAL CORPORATE BONDS
	(Cost $52,620,932)	53,782,912

Number of Shares
	MUTUAL FUNDS — 3.4%
1,629,208	Driehaus Event Driven Fund[14]	20,153,299
5,171,940	Glenmede Secured Options Portfolio - Class Institutional[14]	72,717,482
	TOTAL MUTUAL FUNDS
	(Cost $91,614,603)	92,870,781
	PREFERRED STOCKS — 2.5%
	CONSUMER NON-CYCLICAL — 0.3%
186,058	SF Hawkers, LLC 0.000%*,4,18,19	7,500,000

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares			Value
		CONSUMER STAPLES — 0.1%
83,287		Misfits Market, Inc. Series A-1, 0.000%*,19	$3,109,437
		FINANCIALS — 1.2%
		Airwallex (Cayman) Limited
160,000		Series A, 0.000%*,4,19	2,322,720
282,196		Series B2, 0.000%*,4,19	4,106,516
143,991		Series E, 0.000%*,4,19	2,137,114
100,000		Crescent Capital BDC, Inc. 5.000%, 5/25/2026[5]	2,456,000
9,175		Eagle Point Credit Co., Inc. Series F, 8.000%, 1/31/2029[5]	229,375
351,202		Empower Finance, Inc. Series C , 0.000%*,19	3,264,774
131,854		MidCap Financial Investment Corp. 8.000%, 12/15/2028[5]	3,341,180
20,000		New Mountain Finance Corp. 8.250%, 11/15/2028[5]	509,200
1,575		Phoenix Aviation Capital, LLC 0.000%*,18,19	1,322,933
		Ramp Business Corp.
238,339		Series A-2, 0.000%*,4,19	10,822,974
59,684		Series C-3, 0.000%*,4,19	2,775,306
			33,288,092
		TECHNOLOGY — 0.9%
69,906		Mercury Technologies, Inc. 0.000%*,4,19	9,262,545
34,165		Olinda SAS Series D, 0.000%[4,19]	5,192,645
1,171,875		Route App, Inc. Series A1, 0.000%*,19	4,394,531
		Workrise Technologies, Inc.
4,873		Series A, 0.000%*,4,19	636,804
10,200		Series B, 0.000%*,4,19	1,337,016
20,468		Series C, 0.000%*,4,19	2,766,046
6,198		Series D, 0.000%*,4,19	876,893
			24,466,480
		TOTAL PREFERRED STOCKS
		(Cost $65,293,428)	68,364,009
		PRIVATE INVESTMENT VEHICLES — 24.4%
		INVESTMENT PARTNERSHIPS — 19.5%
N/A	[20]	137 Direct Fund LP, LLC[4]	4,000,000
N/A	[20]	137 Holdings MA, LLC[4]	2,087,178

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares			Value
		INVESTMENT PARTNERSHIPS (Continued)
N/A	[20]	137 Holdings MS, LLC[4]	$1,066,346
N/A	[20]	137 Holdings RBC II, LLC[4]	4,360,896
N/A	[20]	137 Holdings RBC, LLC[4]	4,040,517
N/A	[20]	137 Ventures VI LP4	15,514,030
N/A	[20]	137 Ventures VII LP4	1,000,000
N/A	[20]	Acer Tree Credit Opportunities Partners LP [4]	15,128,396
N/A	[20]	Arbour Lane Credit Opportunity Fund IV LP4	5,020,587
N/A	[20]	Arlington Capital Partners VI LP4	2,225,423
12,500,000		Arlington Capital Partners VII LP4,8	—
N/A	[20]	Audax Private Credit Fund LP4	10,874,355
N/A	[20]	Blue Owl Real Estate Net Lease Property Fund LP15	81,949,823
N/A	[20]	Core Spaces Fund IV LP4	4,799,959
40,000,000		Digital Realty DC Partners NA Fund[4,8]	—
N/A	[20]	DSC Meridian Credit Opportunities Onshore Fund LP4	36,856,787
N/A	[20]	Eisler Capital Multi Strategy Fund LP4	31,834,769
N/A	[20]	FCP Realty Fund VI-A LP4	5,585,715
10,000,000		GHO Capital IV USD LP4,8	—
N/A	[20]	GPS IV LP4	798,917
N/A	[20]	Hedosophia Investments VI H LP4	1,264,286
1,250,000		Hedosophia Investments VI H LP4,8	—
N/A	[20]	Hedosophia Investments VI I LP4	1,236,000
N/A	[20]	Hedosophia Investments VI J LP4	1,381,136
1,349,982		Hedosophia Investments VI J LP4,8	—
N/A	[20]	Hedosophia Investors VI E LP15	2,370,246
N/A	[20]	Hedosophia Partners VI LP4	5,178,486
N/A	[20]	Hedosophia SP A LP15	2,190,628
N/A	[20]	Hedosophia SP B LP15	5,259,748
N/A	[20]	Hillpointe Workforce Housing Partners V LP4,18	13,209,230
N/A	[20]	HS Investments NA18 LP4	4,751,538
N/A	[20]	HS Investments V F LP15	363,777
N/A	[20]	HS Investments VI A LP4	9,831,804
N/A	[20]	HS Investments VI B LP4	2,482,928
N/A	[20]	Hudson Bay Fund LP4	923,866
N/A	[20]	Kern River Capital, LLC[4]	750,000
N/A	[20]	KQ Partners Fund LP4	5,502,748
N/A	[20]	Linden Investors LP4	29,033,565
N/A	[20]	Nuveen Real Estate U.S. Cities Industrial Fund LP4	6,688,234
N/A	[20]	Nuveen Real Estate U.S. Cities Multifamily Fund LP4	6,004,679
N/A	[20]	Old Orchard Credit Fund LP4	24,713,586
N/A	[20]	Point72 Capital LP4	31,225,281
5,000,000		Proterra Credit Fund 3 LP4,8	—
N/A	[20]	Quiet OA Access LP4	3,017,574
N/A	[20]	Quiet Select Fund - Class B4	1,266,943
N/A	[20]	Quiet Select Fund - Class C4	2,786,920
N/A	[20]	Quiet Select Fund - Class D4	1,520,776

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares			Value
		INVESTMENT PARTNERSHIPS (Continued)
N/A	[20]	Quiet Select Fund - Class E4	$2,029,329
N/A	[20]	Quiet Select Fund - Class F4	1,250,000
N/A	[20]	Quiet SPV R9 LP15	11,053
N/A	[20]	Quiet T1 LP - Class A4	5,508,243
N/A	[20]	Quiet T1 LP - Class B4	1,226,818
N/A	[20]	Quiet Venture III Fund LP4	9,406,112
N/A	[20]	RiverNorth Capital Partners LP4,14	20,408,242
N/A	[20]	Savory Fund III Blocked LP4	1,700,101
N/A	[20]	Schonfeld Strategic Partners Fund, LLC[4]	11,234,901
N/A	[20]	Seer Capital Partners Fund LP4	3,584,182
N/A	[20]	Seer Capital Regulatory Capital Relief Fund LP4	7,287,695
N/A	[20]	TCW Rescue Financing Fund II LP4	7,881,555
N/A	[20]	TPG Tech Adjacencies II Vega LP4	1,822,852
N/A	[20]	TPG Tech Adjacencies II Vital CI LP4	2,091,565
10,750,000		Ufenau VIII Asset Light, SLP[4,8]	—
N/A	[20]	US Industrial Club VII, LP4	4,662,889
N/A	[20]	Walleye Opportunities Fund LP4	54,161,843
N/A	[20]	Whitehawk IV-Plus Onshore Fund LP4	4,621,505
			528,986,562
		NON-LISTED BUSINESS DEVELOPMENT COMPANIES — 2.3%
567,120		BC Partners Lending Corp.[14,15]	11,262,996
795,000		TCW Direct Lending VIII, LLC[4,14]	50,843,763
			62,106,759

Principal Amount ($)
	PRIVATE COLLATERALIZED LOAN OBLIGATIONS — 2.6%
7,000,000	Antares Loan Funding I Ltd. 2/17/2032[15]	8,118,331
8,148,840	Fortress Credit Opportunities CLO, LLC Series XXVII, 1/28/2035[15]	7,850,883
4,115,700	GPG Loan Funding, LLC 4/29/2034[15]	4,255,803
13,500,000	KCLF Note Issuer I SPV, LLC 12/28/2033[15]	14,124,547
16,840,163	MCF CLO 12, LLC 2/24/2028[14,15]	16,475,042
7,150,640	Private Credit Fund C-1 Holdco, LLC Series 2023-1, 7/11/2033[15]	7,478,710
11,219,129	Silver Point Loan Funding, LLC 10/20/2033[15]	11,948,725
		70,252,041
	TOTAL PRIVATE INVESTMENT VEHICLES
	(Cost $605,633,517)	661,345,362

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	REAL ESTATE INVESTMENT TRUSTS — 8.2%
2,392,449	Bailard Real Estate Investment Trust, Inc.	$74,094,157
8,959,658	CIRE Real Estate Investment Trust, Inc.[15]	97,320,525
1,992,811	Invesco Real Estate Income Trust, Inc. - Class I4,14	52,305,422
	TOTAL REAL ESTATE INVESTMENT TRUSTS
	(Cost $218,500,532)	223,720,104

	RIGHTS — 0.0%
481	Abiomed, Inc., Expiration Date: December 30, 2029*,4	491
39,796	Aimei Health Technology Co., Ltd., Expiration Date: August 12, 2025*	9,551
1,489	Alpha Star Acquisition Corp., Expiration Date: August 14, 2025*	238
19,429	Alphatime Acquisition Corp., Expiration Date: July 13, 2025*	3,886
24,475	AlphaVest Acquisition Corp., Expiration Date: August 14, 2025*	7,340
19,609	Aquaron Acquisition Corp., Expiration Date: August 14, 2025*,4	5,883
26,811	Bayview Acquisition Corp.*	6,703
25,204	Black Hawk Acquisition Corp., Expiration Date: September 26, 2025*	17,487
20,000	Bleichroeder Acquisition Corp. I*	6,830
9,200	Bowen Acquisition Corp., Expiration Date: November 26, 2026*	1,933
31,500	Cayson Acquisition Corp.*	3,991
35,000	Charlton Aria Acquisition Corp., Expiration Date: June 30, 2025*	5,250
31,924	Distoken Acquisition Corp., Expiration Date: August 14, 2025*,4,6	8,961
160,000	DT Cloud Acquisition Corp., Expiration Date: October 23, 2025*,6	27,200
35,000	DT Cloud Star Acquisition Corp., Expiration Date: September 13, 2025*	3,850
23,028	ESH Acquisition Corp., Expiration Date: June 30, 2025*	1,669
15,490	Eureka Acquisition Corp.*,6	3,084
29,513	Flag Ship Acquisition Corp., Expiration Date: Pending*	3,834
35,000	Future Vision II Acquisition Corp., Expiration Date: December 12, 2025*,6	6,650
23,908	Goldenstone Acquisition Ltd., Expiration Date: July 11, 2025*	4,784
19,947	Horizon Space Acquisition I Corp., Expiration Date: September 13, 2025*	3,590
14,391	Hudson Acquisition I Corp., Expiration Date: August 26, 2025*,4	2,303
47,773	IB Acquisition Corp., Expiration Date: September 29, 2025*	1,968
162,277	Iron Horse Acquisitions Corp., Expiration Date: August 13, 2025*	80,619
62,700	JVSPAC Acquisition Corp., Expiration Date: August 7, 2025*,6	55,176
1,748	Kairous Acquisition Corp. Ltd., Expiration Date: August 19, 2025*,6	105
20,035	Metal Sky Star Acquisition Corp., Expiration Date: September 14, 2025*	202
1,689	Mountain Crest Acquisition Corp. V, Expiration Date: September 14, 2025*	110
3,780	NorthView Acquisition Corp., Expiration Date: August 26, 2025*	718
1,189	Quetta Acquisition Corp., Expiration Date: August 1, 2025*	1,391
13,377	RF Acquisition Corp. II, Expiration Date: August 13, 2025*,6	823
35,000	Rising Dragon Acquisition Corp., Expiration Date: November 4, 2025*,6	5,302
27,573	Trailblazer Merger Corp. I, Expiration Date: August 9, 2025*	10,616
3,680	Welsbach Technology Metals Acquisition Corp., Expiration Date: August 9, 2025*	1,877

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	RIGHTS (Continued)
35,000	YHN Acquisition I Ltd., Expiration Date: August 14, 2025*,6	$4,585
	TOTAL RIGHTS
	(Cost $491)	299,000

Number of Units
	UNITS — 0.5%
	FINANCIALS — 0.5%
36,000	Aifeex Nexus Acquisition Corp.*	370,080
35,000	Aldel Financial II, Inc.*	367,500
20,250	Archimedes Tech SPAC Partners II Co.*	205,942
22,500	Artius II Acquisition, Inc.*	232,425
50,000	Blue Water Acquisition Corp.*	500,250
22,500	Churchill Capital Corp.*	231,750
21,424	CO2 Energy Transition Corp.*	220,881
40,000	Columbus Acquisition Corp.*,6	412,800
25,000	Crane Harbor Acquisition Corp.*	258,750
11,256	Digital Asset Acquisition Corp.*	122,578
40,000	Fact II Acquisition Corp.*	410,000
45,000	Fifth Era Acquisition Corp. I*,6	468,000
45,000	Gesher Acquisition Corp. II*	460,800
35,000	Horizon Space Acquisition II Corp.*	360,850
14,062	Inflection Point Acquisition Corp.*	147,792
40,000	Jackson Acquisition Co. II*	417,200
25,000	K&F Growth Acquisition Corp. II*	257,500
45,000	Live Oak Acquisition Corp. V*	483,750
18,750	Maywood Acquisition Corp.*	188,062
40,000	Mountain Lake Acquisition Corp.*	410,000
22,500	New Providence Acquisition Corp.*	235,125
20,000	Newbury Street II Acquisition Corp.*	207,000
45,000	NewHold Investment Corp.*	463,500
22,500	Oyster Enterprises II Acquisition Corp.*	227,700
35,000	Plum Acquisition Corp. IV*	359,100
45,000	Quartzsea Acquisition Corp.*	463,500
35,536	Range Capital Acquisition Corp.*	367,798
22,500	Real Asset Acquisition Corp.*	232,650
5,250	Renatus Tactical Acquisition Corp.*	66,833
11,250	Rithm Acquisition Corp.*	116,550
40,000	Roman DBDR Acquisition Corp. II*	422,800
45,000	Siddhi Acquisition Corp.*	463,950
45,000	Sizzle Acquisition Corp.*	458,100
40,500	Soulpower Acquisition Corp.*	412,290
25,000	Stellar V Capital Corp.*	253,750

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Units		Value
	UNITS (Continued)
	FINANCIALS (Continued)
26,253	Tavia Acquisition Corp.*,6	$268,831
22,500	Thayer Ventures Acquisition Corp.*	231,075
18,000	Thayer Ventures Acquisition Corp.*	183,060
42,500	Titan Acquisition Corp.*	432,650
40,000	Translational Development Acquisition Corp.*	411,600
28,125	UY Scuti Acquisition Corp.*	286,875
		13,091,647
	TOTAL UNITS
	(Cost $12,702,837)	13,091,647

Number of Shares
	WARRANTS — 0.0%
17,500	AA Mission Acquisition Corp., Expiration Date: August 1, 2030*	1,645
19,983	Able View Global, Inc., Expiration Date: May 15, 2028*,6	332
287	Advantage Capital Holdings, LLC, Expiration Date: January 28, 2026*,4	237,168
9,241	Alchemy Investments Acquisition Corp. I, Expiration Date: June 26, 2028*	979
19,429	Alphatime Acquisition Corp., Expiration Date: January 17, 2028*	585
17,500	Andretti Acquisition Corp. II, Expiration Date: October 24, 2029*	4,375
21,105	Ares Acquisition Corp. II, Expiration Date: June 12, 2028*	23,216
2,223	Beneficient, Expiration Date: June 7, 2028*	12
18,409	Big Tree Cloud Holdings Ltd., Expiration Date: May 31, 2029*,6	296
1,466	Cactus Acquisition Corp. 1 Ltd., Expiration Date: October 29, 2026*,4	29
16,743	Centurion Acquisition Corp., Expiration Date: August 1, 2029*	5,358
53	Cero Therapeutics Holdings, Inc., Expiration Date: February 14, 2029*	1
27,296	Chenghe Acquisition II Co.[4,6]	283,332
13,648	Chenghe Acquisition II Co., Expiration Date: July 29, 2029*	1,200
5,454,545	CherCo, LLC, Expiration Date: August 31, 2032*,4	54,545
1,930	Coeptis Therapeutics Holdings, Expiration Date: October 31, 2025*	45
4,299	Colombier Acquisition Corp. II, Expiration Date: December 31, 2028*	16,121
968	Comera Life Sciences Holdings, Inc., Expiration Date: May 19, 2027*,4	—	[21]
13,333	Concord Acquisition Corp. II, Expiration Date: December 31, 2028*	1,067
117	Corner Growth Acquisition Corp., Expiration Date: December 31, 2027*,4	23
935	Corner Growth Acquisition Corp. 2, Expiration Date: June 17, 2026*,4	33
9,833	Denali Capital Acquisition Corp., Expiration Date: April 7, 2027*	688
31,924	Distoken Acquisition Corp., Expiration Date: March 30, 2028*,4	3,544
9,836	dMY Squared Technology Group, Inc., Expiration Date: November 21, 2027*	18,787
12,500	Dynamix Corp., Expiration Date: December 6, 2029*	4,500
13,333	EQV Ventures Acquisition Corp., Expiration Date: July 1, 2031*	9,786
264	Euda Health Holdings Ltd., Expiration Date: September 24, 2026*,6	34
1,469	EVe Mobility Acquisition Corp, Expiration Date: December 31, 2028*,4	59
460	Everest Consolidator Acquisition Corp., Expiration Date: July 19, 2028*,4	—	[21]

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
19,239	GCL Global Holdings Ltd., Expiration Date: February 13, 2030*	$1,828
5,684	Generation Essentials Group, Expiration Date: June 4, 2030*	2,274
1,177	Genesis Growth Tech Acquisition Corp., Expiration Date: May 19, 2028*,4	—	[21]
20,000	GigCapital7 Corp. - Class A, Expiration Date: September 11, 2029*	3,000
280,000	Glass House Brands, Inc., Expiration Date: June 29, 2026*,6	81,200
534	Global Gas Corp., Expiration Date: October 29, 2027*	1
23,908	Goldenstone Acquisition Ltd., Expiration Date: July 15, 2026*	1,434
30,049	GP Act III Acquisition Corp., Expiration Date: December 31, 2027*	8,119
12,500	Graf Global Corp., Expiration Date: August 7, 2029*	3,375
10,171	Haymaker Acquisition Corp. IV, Expiration Date: September 12, 2028*	2,543
10,000	HCM II Acquisition Corp., Expiration Date: October 10, 2029*	23,500
1,198	Helport AI Ltd., Expiration Date: August 5, 2029*	204
1,173	Heramba Electric PLC, Expiration Date: October 10, 2028*,6	3
1,382	Holdco Nuvo Group DG Ltd., Expiration Date: May 1, 2029*,6	1
19,947	Horizon Space Acquisition I Corp., Expiration Date: January 26, 2028*	798
14,883	iCoreConnect, Inc., Expiration Date: May 15, 2028*,4	37
1,235,429	IFit, Inc., Expiration Date: February 24, 3030*,4	—
162,277	Iron Horse Acquisitions Corp., Expiration Date: February 16, 2029*	9,737
10,018	Israel Acquisitions Corp., Expiration Date: February 28, 2028*	2,229
23,278	Jaws Mustang Acquisition Corp., Expiration Date: January 30, 2026*	698
874	Kairous Acquisition Corp. Ltd., Expiration Date: September 15, 2026*,4	9
10,000	Launch One Acquisition Corp., Expiration Date: August 29, 2029*	2,800
17,500	Launch Two Acquisition Corp., Expiration Date: November 26, 2029*	7,000
58,623	Legato Merger Corp. III, Expiration Date: March 28, 2029*	13,489
14,172	Lionheart Holdings, Expiration Date: August 9, 2029*	4,212
37,500	M3-Brigade Acquisition V Corp., Expiration Date: September 23, 2030*	65,625
14,950	Melar Acquisition Corp. I, Expiration Date: June 1, 2031*	4,934
20,035	Metal Sky Star Acquisition Corp., Expiration Date: April 1, 2027*	200
1,265	MultiMetaVerse Holdings Ltd., Expiration Date: March 15, 2027*,4	2
22,811	Nabors Energy Transition Corp. II, Expiration Date: September 5, 2028*	10,721
16,500	Namib Minerals, Expiration Date: June 5, 2030*,6	3,218
27,873	Nature's Miracle Holding, Inc., Expiration Date: March 12, 2029*	139
5,899	New Horizon Aircraft Ltd., Expiration Date: January 12, 2029*	1,767
1,335	Newbury Street Acquisition Corp., Expiration Date: December 31, 2027*,4	120
577	NKGen Biotech, Inc., Expiration Date: October 2, 2028*	23
237	Northern Revival Acquisition Corp., Expiration Date: December 31, 2027*,4	5
384	Nukkleus, Inc., Expiration Date: December 31, 2025*	46
2,151	OneMedNet Corp., Expiration Date: December 31, 2028*	48
16,328	OSR Holdings, Inc., Expiration Date: February 14, 2030*	1,053
522	Papaya Growth Opportunity Corp. I, Expiration Date: December 31, 2028*	31
1,990	Presto Automation, Inc., Expiration Date: September 21, 2027*,4	1
58	Roth CH Acquisition Co., Expiration Date: October 29, 2028*	1

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
6,666	Silverbox Corp. IV, Expiration Date: September 24, 2029*	$6,666
10,000	SIM Acquisition Corp. I, Expiration Date: August 28, 2029*	2,700
444	Southland Holdings, Inc., Expiration Date: September 1, 2026*	87
5,947	Spark I Acquisition Corp., Expiration Date: November 27, 2028*	1,139
2,102	Spree Acquisition Corp. 1 Ltd., Expiration Date: December 22, 2028*,4	126
840	Syntec Optics Holdings, Inc., Expiration Date: November 8, 2028*	55
1,544	TNL Mediagene, Expiration Date: June 14, 2028*,6	13
17,500	Vine Hill Capital Investment Corp., Expiration Date: October 25, 2029*	5,138
32,500	Voyager Acquisition Corp., Expiration Date: May 16, 2031*	9,100
	TOTAL WARRANTS
	(Cost $977,921)	949,209

	SHORT-TERM INVESTMENTS — 7.0%
23,470,333	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 4.14%[16,22]	23,470,333
166,650,179	UMB Bank, Money Market Special II Deposit Investment, 4.25%	166,650,179
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $190,120,512)	190,120,512
	TOTAL INVESTMENTS — 107.9%
	(Cost $2,833,897,989)	2,930,335,628
	Liabilities in Excess of Other Assets — (7.9)%	(214,629,449)
	TOTAL NET ASSETS — 100.0%	$2,715,706,179
	SECURITIES SOLD SHORT — (0.0)%
	COMMON STOCKS — (0.0)%
	ENERGY — (0.0)%
(211)	Chevron Corp.	(30,213)
	FINANCIALS — (0.0)%
(1)	Capital One Financial Corp.	(213)
	TECHNOLOGY — (0.0)%
(38)	Synopsys, Inc.*	(19,482)
	TOTAL COMMON STOCKS
	(Proceeds $55,420)	(49,908)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $55,420)	$(49,908)

CIBOR — Copenhagen Interbank Offered Rate
Euribor — Euro Interbank Offered Rate
LLC — Limited Liability Company
LP — Limited Partnership
PLC — Public Limited Company
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
STIBOR — Stockholm Interbank Offered Rate

* Non-income producing security.

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

1 Principal Amount denoted in local currency.

2 All or a portion of this investment is a holding of FTAOF Cayman Sub1 Ltd.

3 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

4 The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.

5 Callable.

6 Foreign security denominated in U.S. Dollars.

7 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $365,761,766, which represents 13.47% of the total net assets of the Fund.

8 Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment.

9 Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

10Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

11A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion.

12Security is in default.

13Issuer filed for bankruptcy and/or is in default.

14Affiliated company.

15Investment valued using net asset value per share as practical expedient.

16All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral is $24,428,267, which represents 0.90% of the total net assets of the Fund.

17Interest-only security.

18All or a portion of this investment is a holding of FTAOF Sub1 LLC.

19Perpetual security. Maturity date is not applicable.

20Investment does not issue shares.

21Amount represents less than $0.50.

22The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

Securities with Restrictions on Redemptions	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
137 Direct Fund LP, LLC (1)	Not Permitted	N/A	$4,000,000	$4,000,000	4/28/2025
137 Holdings MA, LLC (1)	Not Permitted	N/A	1,520,416	2,087,178	10/25/2024
137 Holdings MS, LLC (1)	Not Permitted	N/A	667,031	1,066,346	8/20/2024
137 Holdings RBC II, LLC (1)	Not Permitted	N/A	4,469,324	4,360,896	6/10/2025
137 Holdings RBC, LLC (1)	Not Permitted	N/A	2,509,961	4,040,517	4/24/2024
137 Ventures VI, LP (1)	Not Permitted	N/A	12,040,259	15,514,030	4/16/2024
137 Ventures VII LP (1)	Not Permitted	N/A	1,000,000	1,000,000	6/20/2025
Acer Tree Credit Opportunities Partners LP (1)	Quarterly	45 Days	15,000,000	15,128,396	1/31/2025
Arbour Lane Credit Opportunity Fund IV LP (1)	Not Permitted	N/A	5,145,218	5,020,587	2/27/2025
Arlington Capital Partners VI LP (1)	Not Permitted	N/A	1,942,708	2,225,423	1/26/2024
Audax Private Credit Fund LP (1)	Not Permitted	N/A	10,579,688	10,874,355	10/30/2024
Bailard Real Estate Investment Trust, Inc. (1)	Quarterly	30 Days	74,725,000	74,094,157	12/28/2018
BC Partners Lending Corp. (1)	Not Permitted	N/A	12,500,000	11,262,996	3/6/2023
Blue Owl Real Estate Net Lease Property Fund LP (1)	Quarterly	60 Days	85,000,000	81,949,823	1/25/2022
CIRE Real Estate Investment Trust, Inc. (1)	Quarterly(2)	90 Days	85,902,405	97,320,525	4/4/2023
Cliffwater Corporate Lending Fund - Class I	Quarterly(3)	N/A	8,892,526	9,596,305	8/4/2020
Cliffwater Enhanced Lending Fund - Class I	Quarterly(3)	N/A	75,913,581	81,847,189	4/26/2022
Core Spaces Fund IV LP (1)	Not Permitted	N/A	5,347,312	4,799,959	10/24/2024
DSC Meridian Credit Opportunities Onshore Fund LP (1)	Quarterly(4)	65 Days	27,450,000	36,856,787	10/1/2018
Eisler Capital Multi Strategy Fund LP (1)	Quarterly(4)	65 Days	29,000,000	31,834,769	12/1/2022
FCP Realty Fund VI-A LP (1)	Not Permitted	N/A	6,520,364	5,585,715	5/14/2024
Fortress Credit Opportunities CLO, LLC (1)	Not Permitted	N/A	8,148,840	7,850,883	1/28/2025
GPS IV LP (1)	Not Permitted	N/A	821,739	798,917	3/7/2025
Hedosophia Investments VI H LP (1)	Not Permitted	N/A	1,264,286	1,264,286	6/27/2025
Hedosophia Investments VI I LP (1)	Not Permitted	N/A	1,236,000	1,236,000	6/23/2025
Hedosophia Investments VI J LP (1)	Not Permitted	N/A	1,381,136	1,381,136	6/27/2025
Hedosophia Investors VI E LP (1)	Not Permitted	N/A	2,127,660	2,370,246	12/23/2024
Hedosophia Partners VI LP (1)	Not Permitted	N/A	5,345,205	5,178,486	5/20/2024
Hedosophia SP A LP (1)	Not Permitted	N/A	2,085,123	2,190,628	10/30/2024
Hedosophia SP B LP (1)	Not Permitted	N/A	5,019,110	5,259,748	5/19/2025
Hillpointe Workforce Housing Partner V LP (1)	Not Permitted	N/A	13,750,000	13,209,230	8/16/2024
HS Investments NA18 LP (1)	Not Permitted	N/A	3,413,571	4,751,538	8/28/2024
HS Investments V F LP (1)	Not Permitted	N/A	253,257	363,777	7/31/2023
HS Investments VI A LP (1)	Not Permitted	N/A	9,851,636	9,831,804	7/11/2024
HS Investments VI B LP (1)	Not Permitted	N/A	2,544,085	2,482,928	10/15/2024
Hudson Bay Fund LP (1)	Quarterly(4)(5)	65 Days	—	923,866	4/1/2021
Invesco Real Estate Income Trust, Inc. - Class I	Monthly	30 Days	57,873,127	52,305,422	6/1/2022
Kern River Capital, LLC (1)	Not Permitted	N/A	750,000	750,000	3/26/2025
KQ Partners Fund LP (1)	Not Permitted	N/A	2,025,157	5,502,748	5/9/2024
Linden Investors LP (1)	Quarterly(4)	65 Days	21,250,000	29,033,565	10/1/2018
MCF CLO 12, LLC (1)	Not Permitted	N/A	16,840,163	16,475,042	2/24/2025
Nuveen Real Estate U.S. Cities Industrial Fund LP (1)	Quarterly	45 Days	7,993,027	6,688,234	10/3/2022
Nuveen Real Estate U.S. Cities Multifamily Fund LP (1)	Quarterly	45 Days	7,986,701	6,004,679	4/1/2022
Old Orchard Credit Fund LP (1)	Quarterly(4)	65 Days	22,000,000	24,713,586	5/31/2023
Opportunistic Credit Interval Fund - Class I	Quarterly(3)	N/A	36,252,309	36,416,751	8/16/2022
Point72 Capital LP (1)	Quarterly(4)(6)	45 Days	20,059,379	31,225,281	4/24/2019
Pomona Investment Fund LP	Quarterly(3)	75 Days	45,616,015	52,637,111	10/1/2018
Quiet OA Access LP (1)	Not Permitted	N/A	3,034,128	3,017,574	9/27/2024
Quiet Select Fund - Class B (1)	Not Permitted	N/A	1,267,200	1,266,943	1/13/2025
Quiet Select Fund - Class C (1)	Not Permitted	N/A	2,785,364	2,786,920	1/13/2025
Quiet Select Fund - Class D (1)	Not Permitted	N/A	1,500,000	1,520,776	2/20/2025
Quiet Select Fund - Class E (1)	Not Permitted	N/A	2,024,349	2,029,329	3/19/2025
Quiet Select Fund - Class F (1)	Not Permitted	N/A	1,250,000	1,250,000	6/3/2025
Quiet SPV R9 LP (1)	Not Permitted	N/A	310,535	11,053	9/20/2023
Quiet T1 LP - Class A (1)	Not Permitted	N/A	1,963,497	5,508,243	1/29/2024
Quiet T1 LP - Class B (1)	Not Permitted	N/A	1,234,617	1,226,818	1/27/2025
Quiet Venture III Fund LP (1)	Not Permitted	N/A	7,695,205	9,406,112	5/6/2024
Rivernorth Capital Partners LP (1)	Quarterly(6)	65 Days	16,000,000	20,408,242	6/1/2022
Savory Fund III Blocked LP (1)	Not Permitted	N/A	1,000,000	1,700,101	3/11/2024
Schonfeld Strategic Partners Fund, LLC (1)	Quarterly	N/A	11,000,000	11,234,901	3/28/2025
Seer Capital Partners Fund LP (1)	Not Permitted	N/A	2,000,000	3,584,182	9/29/2021
Seer Capital Regulatory Capital Relief Fund LP (1)	Not Permitted	N/A	7,000,000	7,287,695	3/7/2024
StepStone Private Markets - Class I	Quarterly(3)	N/A	36,278,036	46,362,424	3/26/2021
TCW Direct Lending VIII, LLC (1)	Not Permitted	N/A	56,373,001	50,843,763	8/9/2023
TCW Rescue Financing Fund II LP (1)	Not Permitted	N/A	8,171,430	7,881,555	12/9/2024
TPG Tech Adjacencies II LP (1)	Not Permitted	N/A	1,500,000	1,822,852	5/15/2024
TPG Tech Adjacencies II Vital CI LP (1)	Not Permitted	N/A	2,020,000	2,091,565	1/6/2025
US Industrial Club VII, LP (1)	Not Permitted	N/A	4,662,889	4,662,889	6/17/2025
Walleye Opportunities Fund LP (1)	Monthly(4)	30 Days	44,925,000	54,161,843	12/3/2018
Whitehawk IV-Plus Onshore Fund LP (1)	Not Permitted	N/A	3,850,000	4,621,505	6/29/2023
Totals			$983,858,570	$1,065,999,130

(1) Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

(2) The Real Estate Investment Trust can institute a limit on redemptions at the trust level of 5% of the fair value of the investment in the Real Estate Investment Trust.

(3) The Closed-End Fund can institute a limit on redemptions at the fund level of 5% of the net asset value of the Closed-End Fund.

(4) The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.

(5) The Private Investment Fund can institute a gate provision on redemptions at the investor level of 12.5% of the fair value of the investment in the Private Investment Fund.

(6) The Private Investment Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Private Investment Fund.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of June 30, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

	Counterparty	Currency Exchange	Settlement Date	Currency Amount Purchased/(Sold)	Value At Settlement Date	Value At June 30, 2025	Unrealized Appreciation/ (Depreciation)
PURCHASE CONTRACTS
Euro	BNP Paribas	EUR per USD	6/18/2026	1,600,000	$1,777,920	$1,923,022	$145,102
Euro	BNP Paribas	EUR per USD	11/6/2026	2,808,000	3,146,364	3,385,661	239,297
Euro	BNP Paribas	EUR per USD	7/22/2026	2,608,000	2,836,200	3,128,568	292,368
Euro	BNP Paribas	EUR per USD	4/22/2026	110,000	118,415	131,100	12,685
Euro	BNP Paribas	EUR per USD	4/22/2026	30,000	32,475	35,939	3,464
Euro	BNP Paribas	EUR per USD	7/22/2025	100,000	106,320	117,985	11,665
Euro	BNP Paribas	EUR per USD	10/22/2025	80,000	85,584	94,935	9,351
British Pound Sterling	BNP Paribas	GBP per USD	8/14/2025	1,400,000	1,919,610	1,922,272	2,662
TOTAL PURCHASE CONTRACTS					10,022,888	10,739,482	716,594

SALE CONTRACTS
Euro	BNP Paribas	EUR per USD	7/22/2025	(190,000)	$(212,021)	$(224,172)	$(12,151)
Euro	BNP Paribas	EUR per USD	10/22/2025	(6,000,000)	(6,715,200)	(7,120,081)	(404,881)
Euro	BNP Paribas	EUR per USD	3/13/2028	(5,656,000)	(6,447,840)	(6,983,580)	(535,740)
Euro	BNP Paribas	EUR per USD	9/15/2025	(41,000,000)	(48,150,400)	(48,546,838)	(396,438)
Euro	BNP Paribas	EUR per USD	10/22/2025	(280,000)	(309,064)	(332,270)	(23,206)
Euro	BNP Paribas	EUR per USD	7/21/2025	(9,940,000)	(11,520,460)	(11,726,870)	(206,410)
Euro	BNP Paribas	EUR per USD	7/17/2025	(9,500,000)	(11,006,700)	(11,204,566)	(197,866)
Euro	BNP Paribas	EUR per USD	10/22/2025	(620,000)	(691,610)	(735,742)	(44,132)
Euro	BNP Paribas	EUR per USD	1/22/2026	(320,000)	(358,880)	(381,383)	(22,503)
Euro	BNP Paribas	EUR per USD	1/22/2027	(410,000)	(460,225)	(496,165)	(35,940)
Euro	BNP Paribas	EUR per USD	1/24/2028	(230,000)	(261,970)	(283,308)	(21,338)
Euro	BNP Paribas	EUR per USD	2/20/2026	(5,584,000)	(6,248,496)	(6,666,149)	(417,653)
Euro	BNP Paribas	EUR per USD	2/22/2027	(630,000)	(713,160)	(763,532)	(50,372)
Euro	BNP Paribas	EUR per USD	4/22/2026	(250,000)	(281,000)	(299,491)	(18,491)
Euro	BNP Paribas	EUR per USD	4/22/2027	(430,000)	(484,180)	(522,618)	(38,438)
Euro	BNP Paribas	EUR per USD	5/22/2026	(7,040,000)	(7,895,360)	(8,448,191)	(552,831)
Euro	BNP Paribas	EUR per USD	5/24/2027	(650,000)	(738,725)	(791,219)	(52,494)
Euro	BNP Paribas	EUR per USD	6/18/2026	(9,472,000)	(10,656,000)	(11,384,291)	(728,291)
Euro	BNP Paribas	EUR per USD	6/4/2027	(14,224,000)	(16,144,240)	(17,323,478)	(1,179,238)
Euro	BNP Paribas	EUR per USD	7/22/2025	(230,000)	(256,910)	(271,366)	(14,456)
Euro	BNP Paribas	EUR per USD	7/30/2027	(8,776,000)	(9,901,083)	(10,717,215)	(816,132)
Euro	BNP Paribas	EUR per USD	8/22/2025	(280,000)	(311,920)	(331,024)	(19,104)
Euro	BNP Paribas	EUR per USD	8/24/2026	(540,000)	(606,690)	(648,801)	(42,111)
Euro	BNP Paribas	EUR per USD	8/2/2027	(1,120,000)	(1,264,480)	(1,367,937)	(103,457)
Euro	BNP Paribas	EUR per USD	10/22/2025	(210,000)	(234,990)	(249,203)	(14,213)
Euro	BNP Paribas	EUR per USD	10/22/2027	(270,000)	(306,612)	(331,065)	(24,453)
Euro	BNP Paribas	EUR per USD	11/21/2025	(310,000)	(345,805)	(368,586)	(22,781)
Euro	BNP Paribas	EUR per USD	12/23/2026	(1,649,000)	(1,763,605)	(1,992,694)	(229,089)
Euro	BNP Paribas	EUR per USD	4/22/2026	(440,000)	(487,740)	(524,402)	(36,662)
Euro	BNP Paribas	EUR per USD	1/22/2027	(110,000)	(123,530)	(133,118)	(9,588)
Euro	BNP Paribas	EUR per USD	2/20/2026	(540,000)	(603,180)	(644,649)	(41,469)
Euro	BNP Paribas	EUR per USD	2/22/2027	(5,472,000)	(6,013,728)	(6,631,822)	(618,094)
Euro	BNP Paribas	EUR per USD	4/22/2026	(290,000)	(322,625)	(347,410)	(24,785)
Euro	BNP Paribas	EUR per USD	4/22/2027	(130,000)	(146,380)	(158,001)	(11,621)
Euro	BNP Paribas	EUR per USD	5/22/2026	(640,000)	(716,480)	(768,017)	(51,537)
Euro	BNP Paribas	EUR per USD	5/21/2027	(270,000)	(321,975)	(328,613)	(6,638)
Euro	BNP Paribas	EUR per USD	10/22/2026	(440,000)	(491,040)	(527,826)	(36,786)
Euro	BNP Paribas	EUR per USD	7/22/2027	(410,000)	(462,480)	(500,497)	(38,017)
Euro	BNP Paribas	EUR per USD	8/22/2025	(750,000)	(830,850)	(886,670)	(55,820)
Euro	BNP Paribas	EUR per USD	8/21/2026	(730,000)	(821,250)	(876,958)	(55,708)
Euro	BNP Paribas	EUR per USD	8/20/2027	(5,968,000)	(7,142,502)	(7,295,490)	(152,988)
Euro	BNP Paribas	EUR per USD	10/22/2026	(400,000)	(447,800)	(481,944)	(34,144)
Euro	BNP Paribas	EUR per USD	11/21/2025	(380,000)	(422,674)	(451,815)	(29,141)
Euro	BNP Paribas	EUR per USD	11/6/2026	(10,936,000)	(12,248,320)	(13,185,751)	(937,431)
Euro	BNP Paribas	EUR per USD	4/22/2026	(130,000)	(142,506)	(154,937)	(12,431)
Euro	BNP Paribas	EUR per USD	1/22/2027	(240,000)	(269,976)	(290,438)	(20,462)
Euro	BNP Paribas	EUR per USD	2/23/2026	(610,000)	(680,760)	(728,339)	(47,579)
Euro	BNP Paribas	EUR per USD	2/22/2027	(270,000)	(320,841)	(327,228)	(6,387)
Euro	BNP Paribas	EUR per USD	4/22/2026	(1,448,000)	(1,595,696)	(1,734,654)	(138,958)
Euro	BNP Paribas	EUR per USD	1/22/2027	(270,000)	(304,749)	(328,155)	(23,406)
Euro	BNP Paribas	EUR per USD	5/22/2026	(740,000)	(830,502)	(888,020)	(57,518)
Euro	BNP Paribas	EUR per USD	4/22/2026	(450,000)	(495,000)	(530,933)	(35,933)
Euro	BNP Paribas	EUR per USD	10/22/2026	(2,608,000)	(2,914,440)	(3,128,568)	(214,128)
Euro	BNP Paribas	EUR per USD	7/22/2027	(240,000)	(271,752)	(292,974)	(21,222)
Euro	BNP Paribas	EUR per USD	8/22/2025	(690,000)	(764,589)	(815,737)	(51,148)
Euro	BNP Paribas	EUR per USD	8/21/2026	(330,000)	(359,040)	(396,433)	(37,393)
Euro	BNP Paribas	EUR per USD	4/22/2026	(360,000)	(397,440)	(427,205)	(29,765)
Euro	BNP Paribas	EUR per USD	10/22/2026	(380,000)	(425,410)	(457,846)	(32,436)
Euro	BNP Paribas	EUR per USD	11/24/2025	(550,000)	(611,600)	(654,070)	(42,470)
Euro	BNP Paribas	EUR per USD	4/22/2026	(110,000)	(122,188)	(131,100)	(8,912)
Euro	BNP Paribas	EUR per USD	1/22/2027	(290,000)	(330,542)	(350,946)	(20,404)
Euro	BNP Paribas	EUR per USD	2/2/2026	(4,275,000)	(4,747,388)	(5,098,234)	(350,846)
Euro	BNP Paribas	EUR per USD	4/22/2026	(30,000)	(33,447)	(35,939)	(2,492)
Euro	BNP Paribas	EUR per USD	1/22/2027	(300,000)	(343,200)	(364,617)	(21,417)
Euro	BNP Paribas	EUR per USD	5/22/2026	(420,000)	(454,650)	(504,011)	(49,361)
Euro	BNP Paribas	EUR per USD	4/22/2026	(140,000)	(152,166)	(165,179)	(13,013)
Euro	BNP Paribas	EUR per USD	10/22/2026	(480,000)	(535,920)	(575,810)	(39,890)
Euro	BNP Paribas	EUR per USD	7/22/2027	(4,208,000)	(4,830,784)	(5,136,809)	(306,025)
Euro	BNP Paribas	EUR per USD	8/22/2025	(1,020,000)	(1,136,382)	(1,205,871)	(69,489)
Euro	BNP Paribas	EUR per USD	8/21/2026	(350,000)	(412,510)	(420,459)	(7,949)
Euro	BNP Paribas	EUR per USD	4/22/2026	(110,000)	(120,054)	(130,535)	(10,481)
Euro	BNP Paribas	EUR per USD	10/22/2026	(120,000)	(134,340)	(144,583)	(10,243)
Euro	BNP Paribas	EUR per USD	11/21/2025	(880,000)	(982,960)	(1,046,309)	(63,349)
Euro	BNP Paribas	EUR per USD	11/23/2026	(600,000)	(676,500)	(724,018)	(47,518)
Euro	BNP Paribas	EUR per USD	4/22/2026	(410,000)	(455,592)	(488,647)	(33,055)
Euro	BNP Paribas	EUR per USD	2/20/2026	(870,000)	(974,226)	(1,038,601)	(64,375)
Euro	BNP Paribas	EUR per USD	4/22/2026	(360,000)	(400,500)	(431,268)	(30,768)
Euro	BNP Paribas	EUR per USD	10/22/2026	(120,000)	(133,860)	(143,953)	(10,093)
Euro	BNP Paribas	EUR per USD	8/22/2025	(540,000)	(574,938)	(638,403)	(63,465)
Euro	BNP Paribas	EUR per USD	9/15/2025	(38,060,000)	(44,256,168)	(45,065,674)	(809,506)
Euro	BNP Paribas	EUR per USD	4/22/2026	(80,000)	(88,560)	(94,934)	(6,374)
Euro	BNP Paribas	EUR per USD	10/22/2026	(280,000)	(313,964)	(337,360)	(23,396)
Euro	BNP Paribas	EUR per USD	11/21/2025	(500,000)	(535,400)	(594,494)	(59,094)
Euro	BNP Paribas	EUR per USD	11/20/2026	(9,320,000)	(10,503,640)	(11,244,808)	(741,168)
Euro	BNP Paribas	EUR per USD	4/22/2026	(130,000)	(144,365)	(154,937)	(10,572)
Euro	BNP Paribas	EUR per USD	2/20/2026	(400,000)	(430,600)	(477,518)	(46,918)
Euro	BNP Paribas	EUR per USD	4/22/2026	(130,000)	(144,820)	(155,736)	(10,916)
Euro	BNP Paribas	EUR per USD	5/22/2026	(350,000)	(410,585)	(420,010)	(9,425)
Euro	BNP Paribas	EUR per USD	7/22/2025	(100,000)	(110,500)	(117,985)	(7,485)
Euro	BNP Paribas	EUR per USD	8/14/2025	(149,132,000)	(166,401,486)	(176,212,307)	(9,810,821)
Euro	BNP Paribas	EUR per USD	4/22/2026	(410,000)	(454,198)	(486,539)	(32,341)
Euro	BNP Paribas	EUR per USD	10/22/2026	(360,000)	(408,672)	(433,749)	(25,077)
Euro	BNP Paribas	EUR per USD	11/21/2025	(370,000)	(429,274)	(439,925)	(10,651)
Euro	BNP Paribas	EUR per USD	11/20/2026	(330,000)	(360,855)	(398,153)	(37,298)
Euro	BNP Paribas	EUR per USD	7/22/2025	(390,000)	(430,950)	(460,142)	(29,192)
Euro	BNP Paribas	EUR per USD	7/22/2026	(250,000)	(279,300)	(299,901)	(20,601)
Euro	BNP Paribas	EUR per USD	8/14/2025	(42,371,000)	(48,180,064)	(50,064,987)	(1,884,923)
Euro	BNP Paribas	EUR per USD	4/22/2026	(140,000)	(154,980)	(166,135)	(11,155)
Euro	BNP Paribas	EUR per USD	11/20/2026	(280,000)	(331,380)	(337,827)	(6,447)
Euro	BNP Paribas	EUR per USD	1/22/2026	(270,000)	(299,322)	(321,792)	(22,470)
Euro	BNP Paribas	EUR per USD	2/20/2026	(430,000)	(501,767)	(513,332)	(11,565)
Euro	BNP Paribas	EUR per USD	4/22/2026	(300,000)	(333,840)	(359,390)	(25,550)
Euro	BNP Paribas	EUR per USD	7/22/2025	(120,000)	(132,480)	(141,582)	(9,102)
Euro	BNP Paribas	EUR per USD	7/22/2026	(370,000)	(418,396)	(443,854)	(25,458)
Euro	BNP Paribas	EUR per USD	1/22/2026	(410,000)	(459,610)	(488,647)	(29,037)
Euro	BNP Paribas	EUR per USD	4/22/2026	(390,000)	(439,140)	(467,206)	(28,066)
British Pound Sterling	BNP Paribas	GBP per USD	8/14/2025	(52,719,000)	(69,550,068)	(72,385,882)	(2,835,814)
Swedish Krona	BNP Paribas	SEK per USD	8/14/2025	(148,637,000)	(15,234,555)	(15,758,303)	(523,748)
TOTAL SALE CONTRACTS					(565,565,567)	(593,028,756)	(27,463,189)

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(555,542,679)	$(582,289,274)	$(26,746,595)

EUR – Euro

GBP – British Pound Sterling

SEK – Swedish Krona

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

CONSOLIDATED PORTFOLIO COMPOSITION

As of June 30, 2025 (Unaudited)

Country of Investment	Value	Percent of Total Net Assets
Canada	$82,967	0.0%
Cayman Islands	27,441,135	0.9%
China	3,544	0.0%
European Union	535,226,807	19.8%
Israel	1	0.0%
Switzerland	—	0.0%
United Kingdom	103,289,771	4.0%
United States	2,263,869,852	83.2%
Virgin Islands (British)	421,551	0.0%
Total Investments	2,930,335,628	107.9%
Liabilities in Excess of Other Assets	(214,629,449)	(7.9)%
Total Net Assets	$2,715,706,179	100.0%

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

CONSOLIDATED SUMMARY OF INVESTMENTS

As of June 30, 2025 (Unaudited)

Security Type/Sector*	Percent of Total Net Assets
Asset-Backed Securities	19.8%
Bank Loans	10.0%
Closed-End Funds	9.1%
Collateralized Loan Obligations	17.9%
Collateralized Mortgage Obligations	0.0%
Common Stocks
Communications	0.0%
Consumer Non-Cyclical	0.2%
Consumer Staples	0.1%
Energy	0.0%
Financials	0.7%
Health Care	0.1%
Technology	2.0%
Total Common Stocks	3.1%
Corporate Bonds
Financials	2.0%
Mutual Funds	3.4%
Preferred Stocks
Consumer Non-Cyclical	0.3%
Consumer Staples	0.1%
Financials	1.2%
Technology	0.9%
Total Preferred Stocks	2.5%
Private Investment Vehicles
Investment Partnerships	19.5%
Non-Listed Business Development Companies	2.3%
Private Collateralized Loan Obligations	2.6%
Total Private Investment Vehicles	24.4%
Real Estate Investment Trusts	8.2%
Rights	0.0%
Units
Financials	0.5%
Warrants	0.0%
Short-Term Investments	7.0%
Total Investments	107.9%
Liabilities in Excess of Other Assets	(7.9)%
Total Net Assets	100.0%

*	This table does not include written options contracts. Please refer to the Consolidated Schedule of Investments for information on written options contracts.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED Schedule of Investments

June 30, 2025 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc. (“UMBFS”), the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on each business day and at such other times as the Board of Trustees may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Manager as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Manager carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the fair value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined.

Fixed-income securities with a remaining maturity of sixty (60) days or more will normally be valued according to the mean between the last available bid and ask price from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect fair value will be valued based upon broker-supplied quotations, provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect fair value, such fixed-income securities will be valued by the Valuation Designee using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost, which the Valuation Designee has determined to approximate fair value.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED Schedule of Investments - Continued

June 30, 2025 (Unaudited)

The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective daily closing NAV.

The Fund will generally value private investment vehicles in accordance with the value determined as of such date by each private investment vehicle in accordance with the private investment vehicle’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment vehicle will represent the amount that the Fund could reasonably expect to receive from the private investment vehicle if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment vehicle does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment vehicle based on the most recent final or estimated value reported by the private investment vehicle, as well as any other relevant information available at the time the Fund values its portfolio. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment vehicle.

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the underlying manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular private investment vehicle. In other cases, as when a private investment vehicle imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist or when there have been no recent transactions in private investment vehicle interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the private investment vehicle. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

In certain circumstances, the Valuation Designee may determine that a private investment vehicle’s NAV shall be adjusted more frequently. For these private investment vehicles, the NAVs are adjusted daily based on the total return that each private investment vehicle is estimated by the Valuation Designee to generate during the period (adjusted NAV). The Valuation Designee monitors these estimates daily and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Valuation Designee.

Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in private investment vehicles may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular private investment vehicle under consideration.

The Valuation Designee will determine the fair value of its shares of a private company based on numerous factors, including but not limited to market activity or events in the market. Absent such a transaction or event within a year, or as deemed necessary by the Valuation Designee, but in no instance greater than one year from the quarter end in which such event occurred, the Valuation Designee will engage qualified external valuation consultants to provide an independent valuation.

The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to changes in credit risk, construction risk, the financial strength of the borrower and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED Schedule of Investments - Continued

June 30, 2025 (Unaudited)

Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the warrant based on current market conditions. In such an instance, the Valuation Designee will fair value the warrant using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect.

Note 2 – Fair Value Measurements and Disclosure

ASC 820, Fair Value Measurement (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED Schedule of Investments - Continued

June 30, 2025 (Unaudited)

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In accordance with ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), investments valued at the net asset value as practical expedient are not included in the fair value hierarchy. As such, investments in CEFs, Private Investment Vehicles and REITs with a fair value of $397,712,105 are excluded from the fair value hierarchy as of June 30, 2025.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED Schedule of Investments - Continued

June 30, 2025 (Unaudited)

The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$517,976,475	$21,134,390	$539,110,865
Bank Loans	-	-	271,136,637	271,136,637
Closed-End Funds	194,172,151	-	-	194,172,151
Collateralized Loan Obligations	-	470,882,402	13,922,696	484,805,098
Collateralized Mortgage Obligations	-	3	-	3
Common Stocks
Communications	166,309	-	-	166,309
Consumer Non-Cyclical	-	-	6,437,178	6,437,178
Consumer Staples	-	-	2,474,621	2,474,621
Energy	29,925	-	-	29,925
Financials	12,659,106	3,449,228	3,092,185	19,200,519
Health Care	630,090	-	638,123	1,268,213
Technology	18,601,453	20,912,663	14,839,346	54,353,462
Corporate Bonds*	-	53,782,912	-	53,782,912
Mutual Funds	92,870,781	-	-	92,870,781
Preferred Stocks
Consumer Non-Cyclical	-	-	7,500,000	7,500,000
Consumer Staples	-	3,109,437	-	3,109,437
Financials	6,535,755	4,587,707	22,164,630	33,288,092
Technology	-	4,394,531	20,071,949	24,466,480
Private Investment Vehicles
Investment Partnerships	-	-	436,841,287	436,841,287
Non-Listed Business Development Companies	-	-	50,843,763	50,843,763
Real Estate Investment Trusts	-	-	52,305,422	52,305,422
Rights	281,362	-	17,638	299,000
Units	13,091,647	-	-	13,091,647
Warrants	370,145	31	579,033	949,209
Short-Term Investments	190,120,512	-	-	190,120,512
Subtotal	$529,529,236	$1,079,095,389	$923,998,898	$2,532,623,523
Closed-End Funds				52,637,111
Private Investment Vehicles
Investment Partnerships				92,145,275
Non-Listed Business Development Companies				11,262,996
Private Collateralized Loan Obligations				70,252,041
Real Estate Investment Trusts				171,414,682
Total Investments				$2,930,335,628
Other Financial Instruments***
Forward foreign currency exchange contracts	$-	$716,594	$-	$716,594
Total Assets	$529,529,236	$1,079,811,983	$923,998,898	$2,931,052,222

Liabilities
Securities Sold Short
Common Stocks**	$49,908	$-	$-	$49,908
Total Securities Sold Short	$49,908	$-	$-	$49,908
Other Financial Instruments***
Forward foreign currency exchange contracts	$-	$27,463,189	$-	$27,463,189
Total Other Financial Instruments	$-	$27,463,189	$-	$27,463,189
Total Liabilities	$49,908	$27,463,189	$-	$27,513,097

* All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Consolidated Schedule of Investments.

** All common stocks sold short in the Fund are Level 1 securities. For a detailed break-out of common stocks sold short by major industry classification, please refer to the Consolidated Schedule of Investments.

*** Other financial instruments are derivative instruments such as forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED Schedule of Investments - Continued

June 30, 2025 (Unaudited)

Note 3 – Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment which is advised or sponsored by a Sub-Adviser. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2025.

Security Description	Shares/ Principal Amount End of Period	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)	Value End of Period	Dividend Income*	Interest Income*
Closed-End Funds
Opportunistic Credit Interval Fund - Class I⁽¹⁾	3,136,671	$36,008,984	$-	$-	$-	$407,767	$36,416,751	$784,156	$-
Palmer Square Capital BDC, Inc.⁽¹⁾	1,429,046	19,034,893	-	-	-	914,589	19,949,482	600,199	-
Collateralized Loan Obligations
Palmer Square European Loan Funding, Series 2022-1X, Class SUB, 0.000%, 10/15/2031⁽¹⁾⁽³⁾⁽⁴⁾⁽⁵⁾	4,000,000	135,813	-	-	-	12,143	147,956	-	-
Palmer Square European Loan Funding, Series 2022-2X, Class SUB, 0.000%, 10/15/2031⁽¹⁾⁽³⁾⁽⁴⁾⁽⁵⁾	4,000,000	-	-	-	-	-	-	-	-
Palmer Square European Loan Funding, Series 2022-3X, Class SUB, 0.000%, 4/12/2032⁽¹⁾⁽³⁾⁽⁴⁾⁽⁵⁾⁽⁶⁾	7,100,000	-	-	-	-	-	-	-	-
Palmer Square European Loan Funding, Series 2023-1A, Class SUB, 0.000%, 11/15/2032⁽¹⁾⁽³⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾	8,325,000	8,377,306	-	-	-	412,929	8,790,235	-	556,663
Palmer Square European Loan Funding, Series 2023-2X, Class SUB, 15.000%, 1/15/2033⁽¹⁾⁽³⁾⁽⁴⁾⁽⁵⁾	8,150,000	8,462,950	-	-	-	829,281	9,292,231	-	611,428
Palmer Square European Loan Funding, Series 2023-3X, Class SUB, 15.000%, 5/15/2033⁽¹⁾⁽³⁾⁽⁴⁾⁽⁵⁾	6,200,000	6,704,152	-	-	-	612,870	7,317,022	-	35,575
Palmer Square European Loan Funding, Series 2024-1X, Class SUB, 15.000%, 8/15/2033⁽¹⁾⁽³⁾⁽⁴⁾⁽⁵⁾	8,050,000	-	8,989,391	-	-	493,469	9,482,860	-	338,523
Palmer Square European Loan Funding, Series 2024-2X, Class SUB, 15.000%, 5/15/2034⁽¹⁾⁽³⁾⁽⁴⁾⁽⁵⁾	4,500,000	4,841,633	100	-	-	389,538	5,231,271	-	138,028
Palmer Square European Loan Funding, Series 2024-3A, Class SUB, 15.000%, 5/15/2034⁽¹⁾⁽³⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾	9,425,000	9,755,943	-	(29,239)	-	167,936	9,894,640	-	691,964
Palmer Square European Loan Funding, Series 2025-1X, Class SUB, 8.236%, 10/15/2034⁽¹⁾⁽³⁾⁽⁴⁾⁽⁵⁾	1,700,000	1,831,481	-	-	-	106,355	1,937,836	-	51,732
Palmer Square European Loan Funding, Series 2025-2X, Class SUB, 0.000%, 2/15/2035⁽¹⁾⁽³⁾⁽⁴⁾⁽⁵⁾⁽⁸⁾	10,000,000	-	10,977,583	-	-	213,370	11,190,953	-	53,913
Palmer Square European Loan Funding, Series 2021-2X, Class SUB, 0.000%, 4/15/2035⁽¹⁾⁽³⁾⁽⁴⁾⁽⁵⁾	2,975,000	2,088,699	-	-	-	9,501	2,098,200	-	186,021
Palmer Square European Loan Funding, Series 2023-2X, Class SUB, 13.500%, 10/15/2036⁽¹⁾⁽³⁾⁽⁴⁾⁽⁵⁾	14,550,000	13,642,541	-	-	-	932,019	14,574,560	-	1,029,394
Palmer Square European Loan Funding, Series 2024-1X, Class SUB, 15.000%, 5/15/2037⁽¹⁾⁽³⁾⁽⁴⁾⁽⁵⁾	2,500,000	1,952,939	-	-	-	(138,953)	1,813,986	-	185,995
Palmer Square European Loan Funding, Series 2024-2X, Class F, 10.519% (3-Month Euribor+824 basis points), 10/15/2037⁽¹⁾⁽³⁾⁽⁴⁾⁽⁹⁾	11,000,000	8,400,945	-	-	-	183,227	8,584,172	-	444,872
Palmer Square European Loan Funding, Series 2024-2X, Class SUB, 15.000%, 10/15/2037⁽¹⁾⁽³⁾⁽⁴⁾⁽⁵⁾	14,000,000	14,239,915	-	-	-	(123,515)	14,116,400	-	522,350
Palmer Square European Loan Funding, Series 2023-1X, Class FR, 10.549% (3-Month Euribor+827 basis points), 1/15/2038⁽¹⁾⁽³⁾⁽⁴⁾⁽⁹⁾	8,200,000	7,914,888	-	-	-	420,848	8,335,736	-	585,764
Palmer Square European Loan Funding, Series 2023-1X, Class SUB, 15.000%, 1/15/2038⁽¹⁾⁽³⁾⁽⁴⁾⁽⁵⁾	10,575,000	9,034,500	-	-	-	906,467	9,940,967	-	479,495
Palmer Square European Loan Funding, Series 2025-2X, Class F, 10.196% (3-Month Euribor+817 basis points), 7/15/2038⁽¹⁾⁽³⁾⁽⁴⁾⁽⁸⁾⁽⁹⁾	4,000,000	-	4,451,005	-	-	166,736	4,617,741	-	-
Palmer Square European Loan Funding, Series 2025-2X, Class SUB, 0.000%, 7/15/2038⁽¹⁾⁽³⁾⁽⁴⁾⁽⁵⁾⁽⁸⁾	6,500,000	6,325,692	11,927	-	-	262,228	6,599,847	-	11,927
Palmer Square European Loan Funding, Series 2025-1X, Class SUB, 15.000%, 10/15/2039⁽¹⁾⁽³⁾⁽⁴⁾⁽⁵⁾	10,000,000	8,226,172	-	-	-	(236,680)	7,989,492	-	721,614
Palmer Square Loan Funding Ltd., Series 2020-1A, Class SUB, 0.000%, 2/20/2028⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁶⁾⁽⁷⁾⁽¹⁰⁾	1,250,000	-	-	-	-	-	-	-	-
Palmer Square Loan Funding Ltd., Series 2020-4A, Class SUB, 0.000%, 11/25/2028⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁶⁾⁽⁷⁾⁽¹⁰⁾	2,250,000	-	-	-	-	-	-	-	-
Palmer Square Loan Funding Ltd., Series 2021-1A, Class SUB, 0.000%, 4/20/2029⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾⁽¹⁰⁾	1,250,000	624,250	-	(611,668)	-	(12,582)	-	-	-
Palmer Square Loan Funding Ltd., Series 2021-2A, Class SUB, 0.000%, 5/20/2029⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾⁽¹⁰⁾	2,150,000	1,234,536	-	(573,812)	-	(523,297)	137,427	-	517,579
Palmer Square Loan Funding Ltd., Series 2021-3A, Class SUB, 0.000%, 7/20/2029⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾⁽¹⁰⁾	1,500,000	928,534	-	(520,869)	-	(89,665)	318,000	-	-
Palmer Square Loan Funding Ltd., Series 2021-4A, Class SUB, 15.000%, 10/15/2029⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾⁽¹⁰⁾	3,100,000	1,975,757	-	-	-	(204,894)	1,770,863	-	88,990
Palmer Square Loan Funding Ltd., Series 2022-1A, Class SUB, 15.000%, 4/15/2030⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾⁽¹⁰⁾	5,235,000	3,001,220	-	-	-	(352,721)	2,648,499	-	188,253
Palmer Square Loan Funding Ltd., Series 2022-2A, Class SUB, 15.000%, 10/15/2030⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾⁽¹⁰⁾	6,000,000	4,318,255	-	-	-	(430,881)	3,887,374	-	189,808
Palmer Square Loan Funding Ltd., Series 2022-5I, Class SUB, 0.000%, 1/15/2031⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁶⁾⁽¹⁰⁾	4,675,000	114,294	-	(114,294)	-	-	-	-	84,427
Palmer Square Loan Funding Ltd., Series 2022-3A, Class SUB, 9.350%, 4/15/2031⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾⁽¹⁰⁾	1,250,000	-	-	-	-	-	-	-	-
Palmer Square Loan Funding Ltd., Series 2023-1A, Class SUB, 0.000%, 7/20/2031⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾⁽¹⁰⁾	8,050,000	7,045,617	-	-	-	(593,054)	6,452,563	-	362,819
Palmer Square Loan Funding Ltd., Series 2022-4A, Class SUB, 12.50%, 7/24/2031⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾⁽¹⁰⁾	6,250,000	5,609,536	-	-	-	(512,872)	5,096,664	-	277,596
Palmer Square Loan Funding Ltd., Series 2023-2A, Class SUB, 14.000%, 1/25/2032⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾⁽¹⁰⁾	750,000	744,879	302	-	-	(20,620)	724,561	-	20,839
Palmer Square Loan Funding Ltd., Series 2024-3A, Class SUB, 15.000%, 8/8/2032⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾⁽¹⁰⁾⁽¹¹⁾	14,000,000	14,194,624	-	-	-	(754,977)	13,439,647	-	-
Palmer Square Loan Funding Ltd., Series 2024-1A, Class E, 10.826% (3-Month Term SOFR+657 basis points), 10/15/2032⁽¹⁾⁽⁴⁾⁽⁷⁾⁽⁹⁾⁽¹⁰⁾	18,800,000	18,800,000	-	-	-	88,119	18,888,119	-	-
Palmer Square Loan Funding Ltd., Series 2024-1A, Class SUB, 15.000%, 10/15/2032⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾⁽¹⁰⁾	8,000,000	7,555,258	-	-	-	299,756	7,855,014	-	189,389
Palmer Square Loan Funding Ltd., Series 2024-2A, Class SUB, 15.000%, 1/15/2033⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾⁽¹⁰⁾	11,000,000	9,657,361	-	-	-	(617,447)	9,039,914	-	400,799
Palmer Square Loan Funding Ltd., Series 2025-1A, Class SUB, 0.000%, 2/15/2033⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾⁽¹⁰⁾	11,500,000	11,560,383	-	-	-	(526,614)	11,033,769	-	-
Palmer Square Loan Funding Ltd., Series 2023-3A, Class SUB, 8.020%, 1/20/2037⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾⁽¹⁰⁾	8,000,000	7,129,152	-	-	-	(801,122)	6,328,030	-	504,088
Palmer Square Loan Funding Ltd., Series 2024-1A, Class SUB, 10.571%, 4/15/2037⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾⁽¹⁰⁾	13,760,000	13,072,798	-	-	-	(73,619)	12,999,179	-	551,009
Palmer Square Loan Funding Ltd., Series 2024-2A, Class SUB, 14.000%, 7/20/2037⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾⁽¹⁰⁾	6,500,000	6,186,472	-	-	-	(128,126)	6,058,346	-	270,100
Palmer Square Loan Funding Ltd., Series 2024-3A, Class SUB, 14.000%, 7/20/2037⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾⁽¹⁰⁾	12,750,000	12,113,029	-	-	-	205,557	12,318,586	-	523,181
Palmer Square Loan Funding Ltd., Series 2023-4A, Class SUB, 15.000%, 10/20/2037⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾⁽¹⁰⁾	17,500,000	17,538,682	-	-	-	(2,850,652)	14,688,030	-	1,660,157
Palmer Square Loan Funding Ltd., Series 2024-4A, Class SUB, 15.000%, 1/15/2038⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾⁽¹⁰⁾	4,000,000	4,128,190	-	-	-	(236,263)	3,891,927	-	186,879
Palmer Square Loan Funding Ltd., Series 2023-1A, Class SUB, 15.000%, 1/20/2038⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾⁽¹⁰⁾	6,600,000	5,930,847	-	-	-	(416,996)	5,513,851	-	152,970
Palmer Square Loan Funding Ltd., Series 2025-1A, Class SUB, 15.000%, 4/20/2038⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾⁽¹⁰⁾	9,500,000	9,693,333	-	-	-	(1,255,026)	8,438,307	-	244,948
Palmer Square Loan Funding Ltd., Series 2023-2A, Class SUB, 15.000%, 4/20/2036⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾⁽¹⁰⁾	16,250,000	14,908,117	-	-	-	(2,070,570)	12,837,547	-	865,185
Palmer Square Loan Funding Ltd., Series 2025-2A, Class SUB, 0.000%, 7/20/2038⁽¹⁾⁽⁴⁾⁽⁵⁾⁽⁷⁾⁽⁸⁾⁽¹⁰⁾	8,450,000	-	8,450,000	-	-	28,523	8,478,523	-	98,243
Mutual Funds
Driehaus Event Driven Fund⁽¹²⁾	1,629,208	37,240,967	-	(17,500,000)	(733,088)	1,145,420	20,153,299	-	-
Glenmede Secured Options Portfolio - Class Institutional⁽¹²⁾	5,171,940	77,873,967	2,000,000	(10,000,000)	(179,017)	3,022,532	72,717,482	180,635	-
Private Investment Vehicles
BC Partners Lending Corp.⁽¹⁾	567,120	11,467,159	-	-	-	(204,163)	11,262,996	572,791	-
MCF CLO 12, LLC⁽¹⁾	16,840,163	11,867,246	5,291,828	-	-	(684,032)	16,475,042	-	-
RiverNorth Capital Partners LP⁽¹⁾⁽⁶⁾⁽¹³⁾	-	19,570,057	-	-	-	838,185	20,408,242	-	-
TCW Direct Lending VIII, LLC⁽⁶⁾⁽¹²⁾	795,000	36,565,578	14,907,427	-	-	(629,242)	50,843,763	1,559,354	-
Real Estate Investment Trusts
Invesco Real Estate Income Trust, Inc. - Class I⁽¹⁾⁽⁶⁾	1,992,811	53,214,090	-	-	-	(908,668)	52,305,422	831,002	-
	397,631,959	$592,843,634	$55,079,563	$(29,349,882)	$(912,105)	$(2,327,886)	$615,333,324	$4,528,137	$14,022,515

*	Net of foreign withholding taxes.
⁽¹⁾	Advised or sponsored by a Sub-Adviser.
⁽²⁾	Security not held or not an affiliate at the end of the period.
⁽³⁾	Principal Amount denoted in local currency.
⁽⁴⁾	Callable.
⁽⁵⁾	Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
⁽⁶⁾	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
⁽⁷⁾	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
⁽⁸⁾	Security not held or not an affiliate at the beginning of the period.
⁽⁹⁾	Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
⁽¹⁰⁾	Foreign security denominated in U.S. Dollars.
⁽¹¹⁾	All or a portion of this security is segregated as collateral for securities sold short.
⁽¹²⁾	Entity in which the Fund has ownership of at least 5% of the voting securities outstanding.
⁽¹³⁾	Investment does not issue shares.